JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 97.4% (a)
Alabama — 3.9%
Alabama Community College System, Special Fee, Board of Trustees Rev., AGM, 4.00%, 9/1/2031	345	358
Alabama Federal Aid Highway Finance Authority Series B, Rev., 5.00%, 9/1/2023 (b)	30	31
Alabama Special Care Facilities Financing Authority-Birmingham, Children's Hospital Health Care Facility Rev., 5.00%, 6/1/2023	115	116
Birmingham Airport Authority
Rev., 5.00%, 7/1/2031	175	193
Rev., 5.00%, 7/1/2032	150	165
Black Belt Energy Gas District, Gas Project
Series 2022B-1, Rev., 4.00%, 10/1/2027 (c)	8,455	8,292
Series E, Rev., 5.00%, 6/1/2028 (c)	13,050	13,606
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (c)	18,140	17,364
City of Birmingham, Warrant
Series 2018B, GO, 4.00%, 12/1/2032	570	590
Series 2018B, GO, 4.00%, 12/1/2033	375	386
Series 2018B, GO, 4.00%, 12/1/2034	510	522
Series 2018B, GO, 4.00%, 12/1/2035	500	509
City of Huntsville, Warrants Series 2018-A, GO, 5.00%, 5/1/2033	70	77
County of Mobile, Warrants GO, 5.00%, 2/1/2033	25	28
Infirmary Health System Special Care Facilities Financing Authority of Mobile, Infirmary Health System, Inc. Series 2016A, Rev., 5.00%, 2/1/2025	320	330
Montgomery County Public Building Authority, Facilities Project
Rev., 5.00%, 3/1/2024 (b)	7,500	7,723
Rev., 5.00%, 3/1/2026	1,735	1,784
Shelby County Board of Education, Special Tax 5.00%, 2/1/2025	50	52
Southeast Alabama Gas Supply District (The), Project No. 1
Series 2018A, Rev., 4.00%, 4/1/2024 (c)	34,000	33,959
Series 2018A, Rev., 5.00%, 4/1/2024	20,845	21,116
Southeast Energy Authority A Cooperative District, Project No. 1 Series 2021A, Rev., 4.00%, 10/1/2028 (c)	1,000	977
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (c)	15,430	14,843
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-1, Rev., 5.00%, 8/1/2028 (c)	14,065	14,436
UAB Medicine Finance Authority Series 2019B, Rev., 5.00%, 9/1/2035	55	59
Total Alabama		137,516
Alaska — 0.2%
Alaska Housing Finance Corp., State Capital Project Series 2019B, Rev., 5.00%, 6/1/2026	20	22
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project
Series 2019A, Rev., 5.00%, 10/1/2024	800	824
Series 2019A, Rev., 5.00%, 10/1/2025	1,325	1,381
Series 2019A, Rev., 5.00%, 10/1/2026	1,385	1,461
Series 2019A, Rev., 5.00%, 10/1/2027	1,455	1,553
Series 2019A, Rev., 5.00%, 10/1/2028	1,530	1,651
Municipality of Anchorage Series C, GO, 5.00%, 9/1/2028	1,675	1,871
Total Alaska		8,763
Arizona — 1.8%
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/2031	25	27
Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project
Series 2021A, Rev., 3.00%, 12/15/2031 (d)	265	230

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
Series 2021A, Rev., 4.00%, 12/15/2041 (d)	250	204
Arizona Industrial Development Authority, Children's National Medical Center
Series 2020A, Rev., 4.00%, 9/1/2035	200	200
Series 2020A, Rev., 4.00%, 9/1/2036	355	353
Series 2020A, Rev., 4.00%, 9/1/2037	820	813
Series 2020A, Rev., 4.00%, 9/1/2039	810	790
Series 2020A, Rev., 4.00%, 9/1/2046	2,750	2,601
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project
Series 2021A, Rev., 4.00%, 7/15/2026 (d)	115	112
Series 2021A, Rev., 4.00%, 7/15/2027 (d)	120	116
Series 2021A, Rev., 4.00%, 7/15/2028 (d)	200	192
Series 2021A, Rev., 4.00%, 7/15/2029 (d)	200	190
Series 2021A, Rev., 4.00%, 7/15/2030 (d)	200	188
Series 2021A, Rev., 4.00%, 7/15/2031 (d)	215	200
Series 2021A, Rev., 4.00%, 7/15/2032 (d)	225	206
Series 2021A, Rev., 4.00%, 7/15/2033 (d)	180	163
Series 2021A, Rev., 4.00%, 7/15/2034 (d)	200	178
Series 2021A, Rev., 4.00%, 7/15/2035 (d)	250	220
Series 2021A, Rev., 4.00%, 7/15/2037 (d)	270	231
Series 2021A, Rev., 4.00%, 7/15/2041 (d)	135	109
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series A, Rev., 5.00%, 11/1/2033	1,435	1,556
Series A, Rev., 5.00%, 11/1/2034	1,550	1,669
Series A, Rev., 5.00%, 11/1/2035	1,875	2,006
Series A, Rev., 5.00%, 11/1/2036	1,775	1,890
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2023	610	573
Series 2019A, Rev., 5.00%, 1/1/2024	1,475	1,364
Series 2019A, Rev., 5.00%, 1/1/2025	1,800	1,641
Series 2019A, Rev., 5.00%, 1/1/2026	1,875	1,690
Series 2019A, Rev., 5.00%, 1/1/2027	1,850	1,613
Series 2019A, Rev., 5.00%, 1/1/2028	1,500	1,281
Series 2019A, Rev., 5.00%, 1/1/2029	660	549
Series 2019A, Rev., 5.00%, 1/1/2030	3,670	2,980
Series 2019A, Rev., 4.00%, 1/1/2031	4,100	3,043
Series 2019A, Rev., 4.00%, 1/1/2032	4,265	3,037
Series 2019A, Rev., 4.00%, 1/1/2033	4,440	3,118
Series 2019A, Rev., 5.00%, 1/1/2034	1,770	1,331
Series 2019A, Rev., 5.00%, 1/1/2035	2,285	1,696
Series 2019A, Rev., 5.00%, 1/1/2036	1,835	1,335
Series 2019A, Rev., 5.00%, 1/1/2037	500	356
Series 2019A, Rev., 5.00%, 1/1/2038	500	356
Series 2019A, Rev., 4.25%, 1/1/2039	545	350
Series 2019A, Rev., 4.25%, 1/1/2040	1,320	835
Series 2019A, Rev., 5.00%, 1/1/2043	1,750	1,194
Arizona Industrial Development Authority, Macombs Facility Project
Series 2021A, Rev., 5.00%, 7/1/2033	320	327

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
Series 2021A, Rev., 4.00%, 7/1/2035	360	331
Series 2021A, Rev., 4.00%, 7/1/2036	155	141
Series 2021A, Rev., 4.00%, 7/1/2041	365	312
Arizona Industrial Development Authority, Pebble Campus Project
Series 2020A, Rev., 4.00%, 7/15/2030 (d)	250	232
Series 2020A, Rev., 5.00%, 7/15/2040 (d)	415	387
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project Series 2022A, Rev., 4.50%, 7/15/2029 (d)	1,100	1,058
Arizona State University
Series 2017B, Rev., 5.00%, 7/1/2034	920	997
Series 2017B, Rev., 5.00%, 7/1/2035	1,000	1,079
Series 2016B, Rev., 5.00%, 7/1/2042	30	31
City of Mesa, Utility System
Series 2019A, Rev., 5.00%, 7/1/2029	40	45
Rev., 4.00%, 7/1/2031	50	52
Series 2019A, Rev., 5.00%, 7/1/2031	25	28
Series 2019A, Rev., 5.00%, 7/1/2033	25	28
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2017D, Rev., 5.00%, 7/1/2029	190	206
City of Phoenix Civic Improvement Corp., Senior Lien, Airport System Rev., AMT, 5.00%, 7/1/2037	1,000	1,040
City of Scottsdale, Water and Sewer System Rev., 5.25%, 7/1/2023	1,875	1,905
County of Pinal Rev., 4.00%, 8/1/2037	75	77
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2028	700	727
Series 2018A, Rev., 5.00%, 7/1/2029	1,300	1,346
Industrial Development Authority of the County of Pima (The) Series 2022B-3, Rev., 5.13%, 11/15/2029 (d)	4,000	4,004
Industrial Development Authority of the County of Yavapai (The), Regional Medical Center Series 2013A, Rev., 5.25%, 8/1/2033	1,000	1,012
Maricopa County Industrial Development Authority, HonorHealth
Series 2021A, Rev., 5.00%, 9/1/2024	90	93
Series 2019A, Rev., 5.00%, 9/1/2033	500	529
Series 2019A, Rev., 5.00%, 9/1/2034	1,000	1,054
Series 2019A, Rev., 5.00%, 9/1/2035	1,000	1,050
Maricopa County Industrial Development Authority, Ottawa University
Rev., 5.00%, 10/1/2026 (d)	125	126
Rev., 5.13%, 10/1/2030 (d)	215	219
Maricopa County Special Health Care District, Integrated Health Services
Series 2018C, GO, 5.00%, 7/1/2031	25	28
Series 2018C, GO, 5.00%, 7/1/2033	25	27
Maricopa County Unified School District No. 48 Scottsdale, School Improvement, Project of 2016 Series 2017B, GO, 5.00%, 7/1/2031	25	27
Maricopa County Unified School District No. 95, Queen Creek, School Improvement
GO, 5.00%, 7/1/2028	225	242
GO, 5.00%, 7/1/2029	500	537
Maricopa County Union High School District No. 216 Agua Fria, School Improvement GO, 4.00%, 7/1/2034	50	52
Mohave County Unified School District No. 1 Lake Havasu, School Improvement, Project of 2016 Series 2017A, GO, 4.00%, 7/1/2030	30	31
Pima County Community College District Rev., 5.00%, 7/1/2030	60	67

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund Rev., 5.25%, 7/1/2025	1,000	1,040
Scottsdale Municipal Property Corp., Excise Tax Rev., 5.00%, 7/1/2026	1,570	1,692
University of Arizona (The) Rev., 5.00%, 6/1/2026	10	10
University of Arizona (The), Stimulus Plan for Economic and Educational Development Series 2020A, Rev., 5.00%, 8/1/2036	85	94
Total Arizona		65,069
Arkansas — 0.0% ^
State of Arkansas, Federal Highway GO, 5.00%, 10/1/2025	10	10
University of Arkansas, Various Facility Fayetteville Campus Series 2014A, Rev., 4.50%, 11/1/2024 (b)	45	47
Total Arkansas		57
California — 9.5%
Alameda County Joint Powers Authority, Multiple Capital Projects
Series 2013A, Rev., 5.25%, 12/1/2025	75	77
Series 2013A, Rev., 5.25%, 12/1/2027	50	51
Anaheim Public Financing Authority, Public Improvement Project Series 1997C, Rev., AGM, Zero Coupon, 3/1/2037 (b)	30	18
Arcadia Unified School District GO, 4.00%, 8/1/2038	9,385	9,451
Bay Area Toll Authority, Toll Bridge
Series 2019S-H, Rev., 5.00%, 4/1/2029 (b)	50	57
Series 2017S-7, Rev., 4.00%, 4/1/2033	35	36
Bay Area Water Supply and Conservation Agency Series 2013A, Rev., 5.00%, 10/1/2026	60	60
Beverly Hills Unified School District, Election of 2008 GO, 5.00%, 8/1/2026	30	32
Brentwood Union School District, Election of 2016 GO, 5.00%, 8/1/2031	20	22
California Community Choice Financing Authority, Clean Energy Project Series 2021B-1, Rev., 4.00%, 8/1/2031 (c)	39,435	38,906
California Community Choice Financing Authority, Green Bond Series 2022-A-1, Rev., 4.00%, 8/1/2028 (c)	2,935	2,934
California Community College Financing Authority, West Valley Mission Community College District Rev., 5.00%, 6/1/2025 (b)	55	58
California Community Housing Agency, Fountains at Emerald Park Series 2021A-2, Rev., 4.00%, 8/1/2046 (d)	2,965	2,270
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2024	350	359
Series 2020A, Rev., 5.00%, 6/1/2027	400	421
Series 2020A, Rev., 5.00%, 6/1/2031	75	80
Series 2020A, Rev., 5.00%, 6/1/2032	250	265
Series 2020A, Rev., 5.00%, 6/1/2033	300	316
Series 2020A, Rev., 4.00%, 6/1/2034	200	194
California Educational Facilities Authority, Claremont McKenna College
Series 2015A, Rev., 4.00%, 1/1/2026 (b)	3,000	3,121
Series 2015A, Rev., 5.00%, 1/1/2026 (b)	6,515	6,973
California Educational Facilities Authority, Santa Clara University Series 2017B, Rev., 5.00%, 4/1/2035	80	86
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2
Series 2022A, Rev., 4.00%, 6/1/2031 (d)	1,000	910
Series 2022A, Rev., 4.00%, 6/1/2042 (d)	5,450	4,303
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Series A, Rev., 5.00%, 8/15/2026	45	49
California Health Facilities Financing Authority, Children's Hospital Series 2019A, Rev., 5.00%, 11/1/2024	30	31
California Health Facilities Financing Authority, Kaiser Permanente Series 2017A, Subseries 2017A-2, Rev., 4.00%, 11/1/2038	4,000	4,023
California Health Facilities Financing Authority, On Lok Senior Health Service
Rev., 3.00%, 8/1/2024	100	99

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Rev., 3.00%, 8/1/2025	50	49
Rev., 3.00%, 8/1/2027	150	146
Rev., 3.00%, 8/1/2028	130	126
Rev., 3.00%, 8/1/2029	150	145
Rev., 5.00%, 8/1/2040	600	624
California Health Facilities Financing Authority, Sutter Health
Series 2016A, Rev., 3.25%, 11/15/2025 (b)	1,425	1,451
Series 2017A, Rev., 5.00%, 11/15/2032	25	27
Series 2017A, Rev., 5.00%, 11/15/2033	50	54
Series 2018A, Rev., 5.00%, 11/15/2035	25	27
Series 2018A, Rev., 5.00%, 11/15/2036	35	37
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund Rev., 5.00%, 10/1/2032	25	27
California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Series 2015A, Rev., 5.00%, 10/1/2025 (b)	40	43
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2026	150	157
Rev., 5.00%, 10/1/2027	150	158
Rev., 5.00%, 10/1/2028	150	159
California Municipal Finance Authority, Civic Center Infrastructure Improvement Program
Rev., 5.00%, 6/1/2023	30	30
Rev., 5.00%, 6/1/2027	75	82
California Municipal Finance Authority, Community Medical Center
Series 2017A, Rev., 5.00%, 2/1/2024	45	46
Series 2017A, Rev., 5.00%, 2/1/2028	900	949
Series 2017A, Rev., 5.00%, 2/1/2029	1,250	1,318
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien
Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	6,680	6,158
Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	4,555	4,127
California Municipal Finance Authority, San Antonio Gardens Project
Series 2022B2, Rev., 2.13%, 11/15/2026	410	375
Series 2022B1, Rev., 2.75%, 11/15/2027	160	144
California Public Finance Authority, Enso Village Project
Series 2021B-3, Rev., 2.13%, 11/15/2027 (d)	6,240	5,794
Series 2021B-2, Rev., 2.38%, 11/15/2028 (d)	1,800	1,656
Series 2021B-1, Rev., 3.13%, 5/15/2029 (d)	400	349
Series 2021A, Rev., 5.00%, 11/15/2036 (d)	400	363
Series 2021A, Rev., 5.00%, 11/15/2046 (d)	525	444
California Public Finance Authority, Henry Mayo Newhall Hospital
Rev., 4.00%, 10/15/2026	415	419
Rev., 4.00%, 10/15/2028	360	363
Rev., 5.00%, 10/15/2029	700	733
Rev., 5.00%, 10/15/2030	500	523
Rev., 4.00%, 10/15/2031 (c)	345	335
Rev., 5.00%, 10/15/2031	535	558
California School Finance Authority, Kipp Social Projects Series 2020A, Rev., 4.00%, 7/1/2040 (d)	505	455
California State Public Works Board Series C, Rev., 5.00%, 3/1/2032	3,025	3,305

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California State Public Works Board, California State University, Various University Projects Series 2013H, Rev., 5.00%, 9/1/2023 (b)	13,405	13,658
California State Public Works Board, State Office Buildings Series F, Rev., 5.00%, 5/1/2027	5,000	5,277
California State University, Systemwide
Series 2017A, Rev., 5.00%, 11/1/2034	2,875	3,125
Series 2016A, Rev., 5.00%, 11/1/2045	30	31
California Statewide Communities Development Authority, San Francisco Campus for Jewish Living Project Rev., 4.00%, 11/1/2030	145	155
Calleguas Municipal Water District Series 2016A, Rev., 5.00%, 7/1/2023	35	36
Capistrano Unified School District Community Facilities District No. 90-2, Special Tax Rev., AGM, 4.00%, 9/1/2023	35	35
Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2025	10,445	9,657
Central Unified School District GO, 5.00%, 8/1/2025	110	116
Cerritos Community College District Series A, GO, 5.00%, 8/1/2029	45	47
Citrus Community College District Series A, GO, 5.00%, 8/1/2023	20	20
City of Alameda GO, 4.00%, 8/1/2033	10	10
City of Brea, Water Utility Rev., 5.00%, 7/1/2028	90	100
City of Livermore Series 2020B, COP, 4.00%, 10/1/2029	235	251
City of Los Angeles Department of Airports, International Airport Subordinate Series 2019C, Rev., 5.00%, 5/15/2033	45	50
City of Los Angeles, Wastewater System
Subseries B, Rev., 5.00%, 6/1/2023	120	122
Series 2013A, Rev., 5.00%, 6/1/2026	12,500	12,661
City of Oakland Series 2015A, GO, 5.00%, 1/15/2023	25	25
City of Oceanside Series 2020A, Rev., 4.00%, 5/1/2040	375	378
City of Pasadena Series 2016A, Rev., 5.00%, 6/1/2031	25	27
City of Richmond, Wastewater Series 2019B, Rev., 5.00%, 8/1/2023	40	41
City of San Francisco, Public Utilities Commission Subseries A, Rev., 5.00%, 11/1/2035	1,500	1,604
City of San Jose, Disaster Preparedness, Public Safety and Infrastructure Series 2019A-1, GO, 5.00%, 9/1/2036	25	28
City of San Jose, Libraries, Parks and Public Safety Projects
Series 2019C, GO, 5.00%, 9/1/2028	50	57
Series 2019C, GO, 5.00%, 9/1/2032	100	114
City of Santa Rosa, Wastewater Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	5,000	4,904
City of Ukiah, Water System Rev., AGM, 5.00%, 9/1/2023	50	51
Contra Costa Transportation Authority, Sales Tax Series 2012B, Rev., 5.00%, 3/1/2023 (b)	50	50
County of San Benito, Jail Facility Project COP, 5.00%, 10/1/2025	45	48
County of Santa Clara, Election of 2008 Series 2017C, GO, 5.00%, 8/1/2033	25	27
CSCDA Community Improvement Authority, Essential Housing, Altana-Glendale Series 2021A-1, Rev., 3.50%, 10/1/2046 (d)	6,000	4,359
CSCDA Community Improvement Authority, Essential Housing, Orange Portfolio Series 2021A-1, Rev., 2.80%, 3/1/2047 (d)	13,400	9,707
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (d)	4,065	3,077
CSCDA Community Improvement Authority, Essential Housing, Senior Lien Series 2021A-1, Rev., 2.45%, 2/1/2047 (d)	3,000	2,175
Desert Sands Unified School District COP, 5.00%, 3/1/2023	70	70
Desert Sands Unified School District, Election of 2014 GO, 4.00%, 8/1/2038	1,000	1,006
Downey Public Finance Authority Rev., 5.00%, 12/1/2022	100	100
East Bay Municipal Utility District, Water System Series 2015B, Rev., 5.00%, 6/1/2024	45	47
East Side Union High School District Series 2016B, GO, 5.00%, 8/1/2027	50	54
Escondido Union School District, Election of 2014 Series A, GO, 5.00%, 8/1/2027	100	106
Etiwanda School District Community Facilities District No. 9, Special Tax Rev., 4.00%, 9/1/2028	305	312

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Fremont Public Financing Authority Rev., 5.00%, 10/1/2028	325	366
Fremont Union High School District Series 2019A, GO, 5.00%, 8/1/2030	75	83
Garden Grove Unified School District, Election of 2010 Series C, GO, 5.00%, 8/1/2023 (b)	1,390	1,413
Glendale Unified School District Series 2015A, GO, 5.00%, 9/1/2023	25	25
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2015A, Rev., 5.00%, 6/1/2025 (b)	4,000	4,247
Grossmont-Cuyamaca Community College District, Election of 2002 Series 2008C, GO, AGC, Zero Coupon, 8/1/2026	19,585	17,464
Hollister Joint Powers Financing Authority Rev., AGM, 5.00%, 6/1/2031	65	70
La Canada Unified School District, Election of 2017 Series 2018A, GO, 5.00%, 8/1/2031	50	56
Lincoln Public Financing Authority Series A, Rev., 4.00%, 10/1/2023	25	25
Long Beach Community College District, Election of 2016 Series 2019C, GO, 4.00%, 8/1/2045	40	39
Los Angeles Community College District Series 2015A, GO, 4.00%, 8/1/2024 (b)	2,300	2,358
Los Angeles County Facilities, Inc., Vermont Corridor County Administration Building Series 2018A, Rev., 5.00%, 12/1/2023	25	26
Los Angeles County Metropolitan Transportation Authority, Measure R Senior Sales Tax Series 2016A, Rev., 5.00%, 6/1/2023	35	35
Los Angeles Department of Water and Power, Power System
Series 2019B, Rev., 5.00%, 7/1/2024	275	286
Series 2014D, Rev., 5.00%, 7/1/2027	50	52
Series 2014D, Rev., 5.00%, 7/1/2028	1,250	1,297
Series 2017-B, Rev., 5.00%, 7/1/2029	10,000	10,949
Series 2015A, Rev., 5.00%, 7/1/2030	105	110
Series 2018A, Rev., 5.00%, 7/1/2030	35	39
Series 2017A, Rev., 5.00%, 7/1/2031	2,055	2,246
Series 2019C, Rev., 5.00%, 7/1/2031	85	97
Series B, Rev., 5.00%, 7/1/2031	3,400	3,487
Series D, Rev., 5.00%, 7/1/2031	2,500	2,593
Series 2017-A, Rev., 5.00%, 7/1/2032	2,550	2,782
Series B, Rev., 5.00%, 7/1/2032	3,075	3,152
Series 2017A, Rev., 5.00%, 7/1/2033	5,000	5,448
Series D, Rev., 5.00%, 7/1/2033	390	404
Series 2018D, Rev., 5.00%, 7/1/2034	30	33
Series D, Rev., 5.00%, 7/1/2034	4,750	4,911
Series D, Rev., 5.00%, 7/1/2035	250	258
Series 2019A, Rev., 5.00%, 7/1/2039	35	38
Series 2019D, Rev., 5.00%, 7/1/2044	30	32
Los Angeles Department of Water and Power, Water System
Series 2016A, Rev., 5.00%, 7/1/2030	60	64
Series 2018B, Rev., 5.00%, 7/1/2031	60	67
Los Angeles Unified School District, Election of 2005
Series M-1, GO, 5.00%, 7/1/2032	2,095	2,321
Series M-1, GO, 5.00%, 7/1/2033	4,305	4,743
Madera Irrigation District Rev., AGM, 5.00%, 9/1/2025	150	159
Marin Community College District GO, 5.00%, 8/1/2023	35	36
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2033	1,000	663
GO, Zero Coupon, 7/1/2035	725	438
GO, Zero Coupon, 7/1/2036	1,150	660
GO, Zero Coupon, 7/1/2037	1,950	1,067
GO, Zero Coupon, 7/1/2041	1,250	568

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Merced City School District, Election of 2014 GO, 4.00%, 8/1/2025	50	52
Metropolitan Water District of Southern California, Waterworks Series 2016A, Rev., 5.00%, 1/1/2026 (b)	30	32
Morgan Hill Financing Authority Series 2015A, Rev., 5.00%, 11/1/2024	55	57
Mountain View-Los Altos Union High School District, Election of 2010 Series C, GO, Zero Coupon, 8/1/2027	1,000	864
Murrieta Valley Unified School District, Election of 2014 Series 2014A, GO, AGM, 4.00%, 3/1/2025 (b)	25	26
Nevada Irrigation District, Joint Powers Authority Series 2016A, Rev., 5.00%, 3/1/2024	95	98
Novato Unified School District, Election of 2019 Series 2019B, GO, 5.00%, 8/1/2026	25	27
Oakland Joint Powers Financing Authority Rev., 5.00%, 11/1/2025	100	107
Orange County Community Facilities District No. 2021-1, Rienda
Series A, Rev., 5.00%, 8/15/2037	400	418
Series A, Rev., 5.00%, 8/15/2042	800	822
Orange County Sanitation District, Wastewater Series 2016A, Rev., 5.00%, 2/1/2027	45	48
Orange County Water District Series 2017A, Rev., 5.00%, 8/15/2034	350	379
Orange Redevelopment Agency, Orange Merged and Amended Redevelopment Project Series 2014A, Rev., AGM, 5.00%, 9/1/2023	110	112
Orange Unified School District, Election of 2016 GO, 5.00%, 8/1/2031	85	94
Pittsburg Unified School District GO, 5.00%, 8/1/2023	55	56
Pleasanton Unified School District, Election of 2016 GO, 5.00%, 8/1/2027	20	22
Plumas Unified School District, Election of 2016 Series B, GO, 5.00%, 8/1/2024	50	52
Pomona Unified School District GO, AGM, 5.00%, 8/1/2027	50	54
Rancho Water District Financing Authority Series 2019A, Rev., 5.00%, 8/1/2023	25	25
Regents of the University of California Medical Center Pooled Series 2016L, Rev., 5.00%, 5/15/2041	155	162
River Islands Public Financing Authority, Facilities District No. 2003
Series 2022A-1, Rev., AGM, 5.00%, 9/1/2033	400	449
Series 2022A-1, Rev., AGM, 4.00%, 9/1/2037	250	253
Rev., AGM, 5.00%, 9/1/2042	1,000	1,074
Riverside County Infrastructure Financing Authority Series 2016A, Rev., 4.00%, 11/1/2023	25	25
Riverside County Infrastructure Financing Authority, Capital Projects Series 2017C, Rev., 5.00%, 5/1/2025	25	26
Riverside County Public Financing Authority, Capital Facilities Project Rev., 4.25%, 11/1/2025 (b)	35	37
Riverside County Public Financing Authority, Desert Communities and Interstate 215 Corridor Projects Series 2017A, Rev., 5.00%, 10/1/2026	75	81
Riverside County Redevelopment Successor Agency, Desert Communities Redevelopment Project Series 2014D, Rev., AGM, 5.00%, 10/1/2026	115	120
Riverside County Transportation Commission, Sales Tax
Series 2013A, Rev., 5.00%, 6/1/2023	55	56
Series 2013A, Rev., 5.25%, 6/1/2023 (b)	4,525	4,588
Series 2017B, Rev., 5.00%, 6/1/2032	60	66
Series 2017B, Rev., 5.00%, 6/1/2035	45	49
Riverside Public Financing Authority Series 2012A, Rev., 5.00%, 11/1/2023	50	51
Riverside Unified School District, Election of 2016 Series B, GO, 4.00%, 8/1/2042	50	50
Ross Valley Public Financing Authority Series A, Rev., 4.00%, 1/1/2023	25	25
Rowland Unified School District, Election of 2012 Series A, GO, 5.25%, 8/1/2023 (b)	2,750	2,801
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Series 2016A, 5.00%, 10/1/2023	125	127
Sacramento City Financing Authority, Master Lease Program Facilities Series 2015A, Rev., 5.00%, 12/1/2023	135	138
Sacramento County Sanitation Districts Financing Authority Series 2014A, Rev., 5.00%, 12/1/2027	60	62
San Bruno Park School District, Election of 2018 Series 2022C, GO, 4.00%, 8/1/2039	245	246
San Diego Community College District GO, 5.00%, 8/1/2025	25	27
San Diego County Regional Airport Authority, Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2031	25	28

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
San Diego Public Facilities Financing Authority, Fire and Life Safety Facilities Series 2012B, Rev., 4.00%, 4/15/2027	70	70
San Dieguito School Facilities Financing Authority, Special Tax
Rev., 5.00%, 3/1/2024	30	31
Rev., 5.00%, 3/1/2025	125	131
San Francisco Bay Area Rapid Transit District, Election of 2004
Series 2019F-1, GO, 5.00%, 8/1/2031	85	97
Series D, GO, 5.00%, 8/1/2032	55	58
San Francisco City and County Airport Commission, San Francisco International Airport Series A, Rev., AMT, 5.00%, 5/1/2032	5,065	5,529
San Francisco Municipal Transportation Agency Series 2018B, Rev., 5.00%, 3/1/2028	60	65
San Joaquin County Transportation Authority, Measure K Sales Tax
Rev., 5.00%, 3/1/2032	2,000	2,185
Rev., 5.00%, 3/1/2033	750	817
San Juan Unified School District, Election of 2002 GO, 5.00%, 8/1/2023 (b)	7,540	7,668
San Luis Coastal Unified School District, Election of 2014 Series C, GO, 4.00%, 8/1/2025	25	26
San Luis Obispo Public Financing Authority, Los Osos Valley Road Interchange Project Rev., 4.00%, 11/1/2023	75	76
San Marcos Unified School District
GO, 5.00%, 8/1/2031	60	66
GO, 4.00%, 8/1/2033	25	26
San Marcos Unified School, District No. 4, Community Facilities, Special Tax Rev., 4.00%, 9/1/2025	55	57
San Mateo Joint Powers Financing Authority, Maple Street Correctional Center Series 2014A, Rev., 5.00%, 6/15/2027	75	78
San Mateo Joint Powers Financing Authority, Youth Services Campus Series 2016A, Rev., 5.00%, 7/15/2027	25	27
San Mateo Union High School District, Election of 2006 Series 2013A, GO, 5.00%, 9/1/2023 (b)	80	82
Santa Clara County Financing Authority, County Facilities
Series 2019A, Rev., 5.00%, 5/1/2028	25	28
Series 2019A, Rev., 4.00%, 5/1/2034	55	57
Santa Clara County Financing Authority, Multiple Facilities Projects Series 2015P, Rev., 5.00%, 5/15/2029	8,400	8,927
Santa Clara Unified School District
GO, 5.00%, 7/1/2025	25	27
GO, 5.00%, 7/1/2027	25	27
Santa Clara Valley Water District, Water System Series 2017A, Rev., 5.00%, 6/1/2035	3,115	3,371
Santa Clarita Public Finance Authority, Open Space and Parkland Acquisition Program Series 2016B, Rev., 4.00%, 10/1/2026	75	78
Santa Cruz County Redevelopment Successor Agency Series 2015A, Rev., AGM, 5.00%, 9/1/2028	50	53
Santa Cruz Libraries Facilities Financing Authority, Special Tax Rev., 5.00%, 9/1/2026	150	162
Santa Margarita-Dana Point Authority, Water District Improvement District No. 2, 3
Series A, Rev., 5.00%, 8/1/2031	950	1,046
Series A, Rev., 5.00%, 8/1/2032	1,030	1,132
Series A, Rev., 5.00%, 8/1/2033	1,455	1,581
Santa Monica Community College District, Election of 2016 Series 2018A, GO, 4.00%, 8/1/2035	25	26
Santa Monica Public Financing Authority, City Yards Projects Series 2021, Rev., 4.00%, 7/1/2034	100	105
Santa Monica-Malibu Unified School District Series 2016C, GO, 4.00%, 7/1/2024	30	31
Santa Rosa Regional Resources Authority, Facilities Acquisition and Improvement Projects Series 2017A, Rev., 5.00%, 8/1/2031	100	110
Schools Infrastructure Financing Agency, Special Tax Rev., AGM, 4.00%, 9/1/2034	105	106
Scotts Valley Unified School District GO, 5.00%, 8/1/2023	30	31
Sierra View Local Health Care District
Rev., 5.00%, 7/1/2027	155	165
Rev., 5.00%, 7/1/2028	165	178

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Rev., 5.00%, 7/1/2029	160	173
Rev., 5.00%, 7/1/2030	155	168
Sonoma Valley Unified School District, Election of 2016 GO, 4.00%, 8/1/2042	25	25
South Orange County Public Financing Authority Rev., 5.00%, 4/1/2027	50	54
Southern California Water Replenishment District
Rev., 5.00%, 8/1/2023	25	25
Rev., 5.00%, 8/1/2026	75	80
Southwestern Community College District Series 2016B, GO, 4.00%, 8/1/2023	35	35
Southwestern Community College District, Election of 2016 Series A, GO, 4.00%, 8/1/2038	1,000	1,007
State of California Department of Water Resources, Central Valley Project, Water System
Series AR, Rev., 5.00%, 12/1/2022	25	25
Series AX, Rev., 5.00%, 12/1/2022	35	35
Series BA, Rev., 5.00%, 12/1/2031	65	75
State of California, Various Purpose
GO, 5.13%, 4/1/2023	5	5
GO, AMBAC, 5.00%, 2/1/2027	565	619
Series 2018 A, GO, 5.00%, 8/1/2030	24,000	25,205
GO, 4.00%, 9/1/2033	1,340	1,390
Union Elementary School District Series C, GO, 5.00%, 9/1/2027	50	55
University of California
Series 2017AY, Rev., 5.00%, 5/15/2028	55	61
Series 2018AZ, Rev., 5.00%, 5/15/2031	35	39
University of California, Limited Project Series 2017M, Rev., 5.00%, 5/15/2036	25	27
Ventura County Public Financing Authority Series 2016A, Rev., 5.00%, 11/1/2027	55	60
West Hills Community College District
GO, AGM, 5.00%, 8/1/2029	65	72
GO, AGM, 5.00%, 8/1/2030	60	67
GO, AGM, 5.00%, 8/1/2031	25	28
GO, AGM, 5.00%, 8/1/2032	25	28
GO, AGM, 5.00%, 8/1/2033	50	56
GO, AGM, 4.00%, 8/1/2034	420	433
GO, AGM, 4.00%, 8/1/2037	1,650	1,657
West Hills Community College District, School Facilities Improvement District No. 2, 2008 Election Series 2012B, GO, AGM, 4.00%, 8/1/2038	25	25
West Valley-Mission Community College District, Election of 2012, Tax Exempt Series 2015B, GO, 5.00%, 8/1/2027	40	43
Total California		335,671
Colorado — 4.6%
Adams 12 Five Star Schools, The City & County of Broomfield
GO, 5.50%, 12/15/2030	1,400	1,613
GO, 5.50%, 12/15/2032	625	717
Adams County School District No. 1, Mapleton Public Schools GO, 4.00%, 12/1/2030	25	26
Board of Governors of Colorado State University System Series 2019A, Rev., 4.00%, 3/1/2037	50	50
Broadway Park North Metropolitan District No. 2, Limited Tax GO, 5.00%, 12/1/2040 (d)	550	515
Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, 3.75%, 12/1/2040	1,325	1,007
City and County of Denver, Airport System
Series 2017B, Rev., 5.00%, 11/15/2033	25	27
Series A, Rev., AMT, 5.00%, 11/15/2034	4,565	4,948

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Series A, Rev., AMT, 5.50%, 11/15/2035	12,500	13,979
Series A, Rev., AMT, 5.00%, 12/1/2035	18,390	19,226
Series 2018A, Rev., AMT, 5.00%, 12/1/2036	2,500	2,702
Series 2022-A, Rev., AMT, 5.00%, 11/15/2037	8,750	9,320
Series A, Rev., AMT, 5.50%, 11/15/2038	15,000	16,585
Series B, Rev., 5.00%, 11/15/2040	1,000	1,101
Series 2022-A, Rev., AMT, 5.50%, 11/15/2040	8,750	9,578
Series B, Rev., 5.00%, 11/15/2041	1,220	1,337
Series A, Rev., AMT, 5.50%, 11/15/2042	3,340	3,631
City of Aurora, First Lien Water Rev., 5.00%, 8/1/2024	15	16
City of Commerce City COP, AGM, 4.00%, 12/15/2037	150	154
City of Englewood GO, 5.00%, 12/1/2029	15	16
Clear Creek Transit Metropolitan District No. 2, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2041	575	513
Series 2021A, GO, 5.00%, 12/1/2050	500	422
Colorado Crossing Metropolitan District No. 2, Limited Tax
Series 2020A-2, GO, 4.00%, 12/1/2030	1,065	941
Series 2020A-1, GO, 5.00%, 12/1/2047	2,000	1,726
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project
Rev., 4.00%, 5/1/2029	35	34
Rev., 4.00%, 5/1/2031	30	29
Rev., 4.00%, 5/1/2041	85	73
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project
Rev., 4.00%, 12/1/2030 (d)	595	532
Rev., 5.00%, 12/1/2040 (d)	555	485
Colorado Educational and Cultural Facilities Authority, University Denver Project Rev., NATL - RE, 5.00%, 3/1/2035	5,055	5,754
Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Rev., 5.00%, 11/15/2028	30	32
Colorado Health Facilities Authority, Boulder Community Health Project
Rev., 4.00%, 10/1/2035	725	720
Rev., 4.00%, 10/1/2037	400	390
Rev., 4.00%, 10/1/2038	300	291
Rev., 4.00%, 10/1/2039	270	260
Rev., 4.00%, 10/1/2040	300	287
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019A-1, Rev., 5.00%, 8/1/2031	2,500	2,663
Series 2019A-2, Rev., 5.00%, 8/1/2031	1,000	1,065
Series 2019A-1, Rev., 5.00%, 8/1/2032	2,030	2,153
Series 2019A-2, Rev., 5.00%, 8/1/2032	2,000	2,123
Series 2019A-1, Rev., 5.00%, 8/1/2034	1,865	1,962
Series 2019A-2, Rev., 5.00%, 8/1/2034	2,000	2,104
Series 2019A-1, Rev., 5.00%, 8/1/2035	2,500	2,618
Series 2019A-2, Rev., 5.00%, 8/1/2039	1,225	1,263
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project
Series 2015A, Rev., 3.00%, 9/1/2024	235	233
Series 2020A, Rev., 4.00%, 9/1/2045	1,000	872
Colorado Health Facilities Authority, School Health System Series 2013A, Rev., 5.50%, 1/1/2024 (b)	4,500	4,636
Colorado Health Facilities Authority, SCL Health System Series 2019-A, Rev., 4.00%, 1/1/2037	2,605	2,637

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, Tax Exempt Series 2021B-3, Rev., 2.13%, 5/15/2028	1,155	1,055
Colorado Mountain College Project COP, 5.00%, 8/1/2031	30	32
Colorado State Board for Community Colleges and Occupational Educational System Series 2019A, Rev., 5.00%, 11/1/2025	40	42
County of Adams
COP, 5.00%, 12/1/2031	1,100	1,163
COP, 5.00%, 12/1/2034	500	526
County of Eagle COP, 5.00%, 12/1/2028	25	26
County of Gunnison COP, 4.00%, 12/1/2033	50	52
Denver Health and Hospital Authority
Series 2019A, Rev., 5.00%, 12/1/2030	1,000	1,063
Series 2019A, Rev., 5.00%, 12/1/2031	1,425	1,508
Series 2019A, Rev., 5.00%, 12/1/2032	1,330	1,400
Series 2019A, Rev., 5.00%, 12/1/2033	1,310	1,369
Series 2019A, Rev., 4.00%, 12/1/2037	2,540	2,316
Dominion Water and Sanitation District
Rev., 5.00%, 12/1/2027	1,095	1,082
Rev., 5.25%, 12/1/2032	1,905	1,870
Ebert Metropolitan District Series 2018A-2, GO, 5.00%, 12/1/2034	170	186
El Paso County School District No. 49 Falcon Series 2017B, COP, 5.00%, 12/15/2028	25	27
Jefferson Center Metropolitan District No. 1 Series 2020A-2, Rev., 4.13%, 12/1/2040	290	241
Jefferson County School District R-1 COP, 5.00%, 12/15/2028	5	5
Larimer County School District No. R-1 Poudre GO, 5.00%, 12/15/2037	2,450	2,677
Montrose County School District RE-1J GO, 5.00%, 12/1/2036	200	214
Peak Metropolitan District No. 1
Series 2021A, GO, 4.00%, 12/1/2035 (d)	500	418
Series A, GO, 5.00%, 12/1/2041 (d)	500	449
Series A, GO, 5.00%, 12/1/2051 (d)	550	468
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750	682
Regional Transportation District, Denver Transit Partners
Rev., 4.00%, 7/15/2033	1,935	1,883
Rev., 4.00%, 7/15/2035	2,000	1,903
Reunion Metropolitan District Series 2021A, Rev., 3.63%, 12/1/2044	500	359
Rocky Mountain Rail Park Metropolitan District, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2031 (d)	750	704
Series 2021A, GO, 5.00%, 12/1/2041 (d)	750	644
State of Colorado Series 2018A, COP, 4.00%, 12/15/2034	75	77
State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement COP, 5.00%, 6/15/2041	1,500	1,577
State of Colorado, Building Excellent Schools Today Series 2018N, COP, 5.00%, 3/15/2028	75	83
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.75%, 12/1/2051	1,515	1,131
University of Colorado, Enterprise System
Series 2014A, Rev., 5.00%, 6/1/2024 (b)	60	62
Series 2017A-1, Rev., 4.00%, 6/1/2032	25	26
University of Northern Colorado, Institutional Enterprise Series 2018B, Rev., 4.00%, 6/1/2035	250	256
Verve Metropolitan District No. 1
GO, 5.00%, 12/1/2036	500	483
GO, 5.00%, 12/1/2041	1,125	1,052

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Waterview II Metropolitan District Series 2022A, GO, 5.00%, 12/1/2041	1,250	1,114
Weld County School District No. RE-2 Eaton GO, 5.00%, 12/1/2035	40	44
Windler Public Improvement Authority, Limited Tax
Series 2021 A-1, Rev., 4.00%, 12/1/2031	535	452
Series 2021A-1, Rev., 4.00%, 12/1/2036	7,500	5,799
Series 2021A-1, Rev., 4.00%, 12/1/2041	6,750	4,791
Total Colorado		164,677
Connecticut — 1.3%
City of Stamford, Water Pollution Control System and Facility
Series 2013A, Rev., 5.50%, 8/15/2023	100	102
Series 2013A, Rev., 5.00%, 8/15/2024	100	102
Series 2013A, Rev., 5.00%, 8/15/2025	350	356
Series 2013A, Rev., 5.00%, 8/15/2026	150	152
Series 2013A, Rev., 5.00%, 8/15/2027	250	254
Series 2013A, Rev., 5.00%, 8/15/2029	300	305
Connecticut Municipal Electric Energy Cooperative Series A, Rev., 5.00%, 1/1/2035	545	605
Connecticut State Health and Educational Facilities Authority, Connecticut State University System Series N, Rev., 5.00%, 11/1/2025	4,165	4,243
Connecticut State Health and Educational Facilities Authority, McLean
Series 2020A, Rev., 5.00%, 1/1/2030 (d)	250	251
Series 2020A, Rev., 5.00%, 1/1/2045 (d)	500	469
Connecticut State Health and Educational Facilities Authority, Nuvance Health Series 2019A, Rev., 5.00%, 7/1/2033	2,630	2,738
Connecticut State Health and Educational Facilities Authority, Sacred Heart University
Series K, Rev., 5.00%, 7/1/2033	625	682
Series K, Rev., 5.00%, 7/1/2034	725	787
Series K, Rev., 5.00%, 7/1/2035	525	567
Series K, Rev., 5.00%, 7/1/2036	1,000	1,074
Series K, Rev., 5.00%, 7/1/2037	1,750	1,871
Series K, Rev., 5.00%, 7/1/2038	2,750	2,932
Rev., 5.00%, 7/1/2042	1,725	1,778
Connecticut State Health and Educational Facilities Authority, Trinity College Series R, Rev., 4.00%, 6/1/2045	2,250	2,079
Stamford Housing Authority Rev., BAN, 11.00%, 12/1/2027 (d) (e)	7,150	7,160
State of Connecticut
Series 2014A, GO, 4.00%, 3/1/2034	40	40
Series 2019A, GO, 5.00%, 4/15/2034	3,450	3,781
Series 2019A, GO, 5.00%, 4/15/2035	2,900	3,162
Series 2016A, GO, 4.00%, 3/15/2036	60	61
Series 2019A, GO, 5.00%, 4/15/2036	2,300	2,499
Series 2017A, GO, 4.00%, 4/15/2037	460	465
Series 2019A, GO, 4.00%, 4/15/2038	3,625	3,660
State of Connecticut Clean Water Fund, State Revolving Fund
Series 2017A, Rev., 4.00%, 5/1/2023	20	20
Series 2015A, Rev., 5.00%, 3/1/2024	70	72
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2013A, Rev., 5.00%, 10/1/2029	25	25
Series A, Rev., 5.00%, 9/1/2030	2,000	2,075
Series 2016A, Rev., 5.00%, 9/1/2031	25	27

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — continued
Series 2015A, Rev., 5.00%, 8/1/2032	15	16
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project
Rev., 4.00%, 4/1/2031 (d)	300	279
Rev., 4.00%, 4/1/2036 (d)	485	432
Rev., 4.00%, 4/1/2041 (d)	550	467
Town of Trumbull Series B, GO, 5.00%, 9/1/2025	50	53
Total Connecticut		45,641
Delaware — 0.2%
Delaware State Economic Development Authority, Newark Charter School, Inc., Project
Rev., 4.00%, 9/1/2025	385	387
Rev., 4.00%, 9/1/2030	530	526
Rev., 5.00%, 9/1/2040	1,550	1,591
Rev., 5.00%, 9/1/2050	600	605
Delaware State Economic Development Authority, St. Andrews School Project Rev., 4.00%, 7/1/2041	2,800	2,717
Delaware Transportation Authority, Transportation System Rev., 5.00%, 7/1/2025	25	26
Total Delaware		5,852
District of Columbia — 1.3%
District of Columbia
Series 2016A, GO, 5.00%, 6/1/2029	25	27
Series D, GO, 5.00%, 6/1/2030	3,750	4,082
Series D, GO, 5.00%, 6/1/2031	50	54
Series 2015A, GO, 5.00%, 6/1/2035	7,175	7,504
Series 2015A, GO, 5.00%, 6/1/2036	4,200	4,391
District of Columbia, Income Tax
Series 2019C, Rev., 5.00%, 10/1/2031	35	40
Series 2020A, Rev., 5.00%, 3/1/2038	70	78
Series 2020A, Rev., 5.00%, 3/1/2040	210	231
District of Columbia, Kipp DC Project
Rev., 5.00%, 7/1/2024	100	102
Series 2017A, Rev., 5.00%, 7/1/2025	100	103
Rev., 5.00%, 7/1/2026	185	193
Rev., 5.00%, 7/1/2027	115	121
Rev., 5.00%, 7/1/2028	250	266
Rev., 5.00%, 7/1/2029	255	273
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series B, Rev., 5.00%, 10/1/2037	100	105
Metropolitan Washington Airports Authority Aviation
Series 2019B, Rev., 5.00%, 10/1/2027	75	82
Series 2017A, Rev., AMT, 5.00%, 10/1/2029	180	191
Series 2021A, Rev., AMT, 5.00%, 10/1/2032	650	714
Metropolitan Washington Airports Authority Dulles Toll Road, Metrorail and Capital Improvement Projects Series 2019B, Rev., AGM, 4.00%, 10/1/2053	500	447
Washington Convention and Sports Authority, Senior Lien Dedicated Tax
Series 2018A, Rev., 5.00%, 10/1/2025	1,750	1,855
Series 2018A, Rev., 5.00%, 10/1/2026	5,005	5,404
Series 2018A, Rev., 5.00%, 10/1/2027	4,620	5,065
Series 2018A, Rev., 5.00%, 10/1/2028	4,035	4,421

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
District of Columbia — continued
Series 2018A, Rev., 5.00%, 10/1/2029	2,690	2,938
Washington Metropolitan Area Transit Authority
Series 2017B, Rev., 5.00%, 7/1/2030	50	55
Series A-1, Rev., 5.00%, 7/1/2030	5,185	5,673
Rev., 5.00%, 7/1/2034	5	5
Series 2017B, Rev., 5.00%, 7/1/2034	75	80
Total District of Columbia		44,500
Florida — 3.5%
Alachua County Health Facilities Authority, Shands Teaching Hospital and Clinic Series 2019B-1, Rev., 5.00%, 12/1/2035	1,000	1,050
Bay County School Board Series 2020A, COP, AGM, 5.00%, 7/1/2033	675	757
Brevard County Health Facilities Authority, Health First, Inc., Project Rev., 5.00%, 4/1/2024	1,400	1,441
Capital Projects Finance Authority, Capital Projects Loan Program - Florida Universities
Series 2020A-1, Rev., 5.00%, 10/1/2024	550	559
Series 2020A-1, Rev., 5.00%, 10/1/2025	1,000	1,020
Series 2020A-1, Rev., 5.00%, 10/1/2026	1,000	1,020
Series 2020A-1, Rev., 5.00%, 10/1/2027	1,000	1,021
Series 2020A-1, Rev., 5.00%, 10/1/2028	1,000	1,021
Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045 (d)	1,445	1,164
Capital Trust Agency, Inc., Sustainability Bonds -The Marie Rev., 4.00%, 6/15/2031 (d)	250	226
Charlotte County Industrial Development Authority, Town and Country Utilities Project Series 2021A, Rev., AMT, 4.00%, 10/1/2041 (d)	500	402
City of Gainesville, Utilities System Series 2017A, Rev., 5.00%, 10/1/2037	120	128
City of Jacksonville Series 2016A, Rev., 5.00%, 10/1/2027	100	107
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation Project
Rev., 4.00%, 11/1/2036	500	493
Rev., 4.00%, 11/1/2045	6,500	5,818
City of Lakeland, Department of Electric Utilities Rev., 5.00%, 10/1/2032	250	290
City of Pompano Beach, John Knox Village Project
Rev., 3.50%, 9/1/2030	1,900	1,713
Series 2020, Rev., 3.50%, 9/1/2035	2,250	1,885
Series 2021A, Rev., 4.00%, 9/1/2036	935	810
City of Tampa, H. Lee Moffitt Cancer Center Project
Series 2020B, Rev., 5.00%, 7/1/2028	230	248
Series 2020B, Rev., 5.00%, 7/1/2029	225	244
Series 2020B, Rev., 5.00%, 7/1/2030	250	272
Series 2020B, Rev., 5.00%, 7/1/2031	325	353
Series 2020B, Rev., 5.00%, 7/1/2032	250	271
Series 2020B, Rev., 5.00%, 7/1/2033	250	270
Series 2020B, Rev., 5.00%, 7/1/2034	375	403
Series 2020B, Rev., 5.00%, 7/1/2035	335	358
Series 2020B, Rev., 4.00%, 7/1/2038	185	181
Series 2020B, Rev., 4.00%, 7/1/2039	1,600	1,562
Series 2020B, Rev., 5.00%, 7/1/2040	2,390	2,471
Series 2020B, Rev., 4.00%, 7/1/2045	7,400	6,704
City of West Palm Beach, Special Obligation Series C, Rev., 5.00%, 10/1/2028	25	27
County of Broward, Airport System Series 2019A, Rev., AMT, 5.00%, 10/1/2027	1,850	1,976
County of Broward, Professional Sports Facilities, Civic Arena Project Rev., 5.00%, 9/1/2024	40	41

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
County of Escambia, Sales Tax Rev., 5.00%, 10/1/2025	15	16
County of Lee, Airport Series 2021A, Rev., AMT, 5.00%, 10/1/2031	11,550	12,582
County of Lee, Transportation Facilities Rev., AGM, 5.00%, 10/1/2035	190	195
County of Manatee, Public Utilities Rev., 5.00%, 10/1/2031	815	897
County of Miami-Dade, Aviation System Rev., AMT, 5.00%, 10/1/2028	1,500	1,536
County of Miami-Dade, Building Better Communities Program
Series 2016A, GO, 5.00%, 7/1/2033	2,835	3,008
Series 2016A, GO, 5.00%, 7/1/2034	5,355	5,669
County of Miami-Dade, Capital Asset Acquisition Series 2019B, Rev., 5.00%, 4/1/2040	45	49
County of Miami-Dade, Subordinate Special Obligation
Rev., 5.00%, 10/1/2025	100	106
Rev., 5.00%, 10/1/2028	120	128
County of Miami-Dade, Transit System, Sales Surtax Rev., 4.00%, 7/1/2034	35	36
County of Miami-Dade, Water and Sewer System
Rev., 5.00%, 10/1/2033	25	27
Series 2017A, Rev., 4.00%, 10/1/2037	40	40
Series 2017A, Rev., 4.00%, 10/1/2039	50	50
Series 2019B, Rev., 5.00%, 10/1/2044	40	42
County of Palm Beach, Airport System Rev., AMT, 5.00%, 10/1/2036	500	515
County of Palm Beach, Public Improvement Rev., 5.00%, 5/1/2038	1,545	1,638
County of Sarasota, Guaranteed Entitlement Rev., 4.50%, 10/1/2023 (b)	25	25
County of Sarasota, Utility System Series 2019A, Rev., 5.00%, 10/1/2038	35	38
Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group Series 2020A, Rev., 5.00%, 8/15/2040	3,600	3,656
Florida Atlantic University Finance Corp., Student Housing Project
Series 2019A, Rev., 5.00%, 7/1/2025	100	105
Series 2019A, Rev., 5.00%, 7/1/2027	785	851
Series 2019B, Rev., 5.00%, 7/1/2032	1,715	1,894
Series 2019B, Rev., 5.00%, 7/1/2033	1,475	1,619
Florida Department of Environmental Protection Series 2017A, Rev., 5.00%, 7/1/2028	40	45
Florida Department of Management Services Series 2018A, COP, 5.00%, 11/1/2026	20	22
Florida Development Finance Corp., Central Charter School Project
Series 2022, Rev., 5.00%, 8/15/2032 (d)	230	218
Series 2022, Rev., 5.25%, 8/15/2037 (d)	350	322
Florida Development Finance Corp., Cornerstone Charter Academy Project
Series 2022, Rev., 5.00%, 10/1/2032 (d)	465	467
Series 2022, Rev., 5.00%, 10/1/2042 (d)	1,430	1,318
Florida Development Finance Corp., Educational Facilities, Renaissance Charter School, Inc. Project
Series 2020C, Rev., 4.00%, 9/15/2030 (d)	235	216
Series 2020C, Rev., 5.00%, 9/15/2040 (d)	525	479
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects
Series 2022A-1, Rev., 4.00%, 7/1/2031	170	165
Series 2022A-1, Rev., 5.00%, 7/1/2042	220	220
Series 2022B, Rev., 5.00%, 7/1/2042	230	224
Florida Development Finance Corp., IDEA Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (d)	1,000	970
Florida Development Finance Corp., Imagine School at Broward Project
Series A, Rev., 2.63%, 12/15/2024 (d)	185	180

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series A, Rev., 4.00%, 12/15/2029 (d)	265	261
Series A, Rev., 5.00%, 12/15/2039 (d)	305	312
Florida Development Finance Corp., Mater Academy Project
Series 2022A, Rev., 5.00%, 6/15/2025	110	113
Series 2020A, Rev., 5.00%, 6/15/2026	370	384
Series 2022A, Rev., 5.00%, 6/15/2026	135	140
Series 2020A, Rev., 5.00%, 6/15/2027	390	407
Series 2022A, Rev., 5.00%, 6/15/2027	145	151
Series 2020A, Rev., 5.00%, 6/15/2028	410	427
Series 2020A, Rev., 5.00%, 6/15/2029	400	416
Series 2022A, Rev., 5.00%, 6/15/2029	235	244
Series 2020A, Rev., 5.00%, 6/15/2030	375	389
Series 2022A, Rev., 5.00%, 6/15/2030	245	254
Series 2022A, Rev., 5.00%, 6/15/2032	275	284
Series 2022A, Rev., 5.00%, 6/15/2033	380	391
Series 2022A, Rev., 5.00%, 6/15/2034	400	410
Series 2020A, Rev., 5.00%, 6/15/2035	1,000	1,021
Series 2022A, Rev., 5.00%, 6/15/2035	1,260	1,287
Florida Development Finance Corp., Mayflower Retirement Community
Series 2021B2, Rev., 1.75%, 6/1/2026 (d)	925	830
Series 2021B-1, Rev., 2.38%, 6/1/2027 (d)	730	651
Florida Gulf Coast University Financing Corp., Housing Project Series 2019A, Rev., 5.00%, 2/1/2026	125	131
Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology Rev., 5.00%, 10/1/2023	125	127
Greater Orlando Aviation Authority, Airport Facilities Series 2019A, Rev., AMT, 5.00%, 10/1/2038	1,810	1,891
Hillsborough County, Aviation Authority, Tampa International Airport Series 2018F, Rev., 5.00%, 10/1/2043	150	159
JEA Electric System Series D, Rev., 5.00%, 4/1/2023 (b)	10	10
Key West Utility Board, Electric System Rev., 5.00%, 10/1/2027	45	49
Lee County School Board (The) Series 2016A, COP, 5.00%, 8/1/2035	25	26
Lee Memorial Health System
Series 2019A-1, Rev., 5.00%, 4/1/2028	3,375	3,635
Series 2019A-1, Rev., 5.00%, 4/1/2029	2,500	2,715
Manatee County School District, Sales Tax Rev., AGM, 5.00%, 10/1/2023	50	51
Miami-Dade County Health Facilities Authority, Variety Children's Hospital Series 2021A, Rev., 4.00%, 8/1/2046	2,140	1,869
Middleton Community Development District A
5.45%, 5/1/2032	250	253
5.85%, 5/1/2037	750	760
Orange County School Board Series 2016C, COP, 5.00%, 8/1/2033	40	42
Orlando Utilities Commission, Utility System Series 2012A, Rev., 5.00%, 10/1/2023	25	26
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group
Series 2020B, Rev., 4.00%, 11/15/2041	250	213
Series 2020B, Rev., 5.00%, 11/15/2042	500	488
Palm Beach County Health Facilities Authority, Jupiter Medical Center
Series A, Rev., 5.00%, 11/1/2031	100	107
Series A, Rev., 5.00%, 11/1/2032	100	107
Palm Beach County Health Facilities Authority, Toby and Leon Cooperman Sinai Residences of Boca Raton Expansion
Rev., 3.00%, 12/1/2022	3,530	3,530
Rev., 4.00%, 6/1/2026	300	289

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Rev., 4.00%, 6/1/2031	1,250	1,121
Rev., 4.00%, 6/1/2041	1,600	1,256
Palm Beach County School District Series C, COP, 5.00%, 8/1/2029	16,000	17,631
Pinellas County Educational Facilities Authority, Discovery Academy of Science Project Series 2022A, Rev., 4.00%, 6/1/2036 (d)	1,660	1,407
School Board of Miami-Dade County (The) Series 2015A, COP, 5.00%, 5/1/2030	70	73
School District of Broward County Series 2019A, COP, 5.00%, 7/1/2029	35	39
Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning
Series 2021A, Rev., 4.00%, 6/15/2036 (d)	155	132
Series 2021A, Rev., 4.00%, 6/15/2041 (d)	215	174
South Florida Water Management District COP, 5.00%, 10/1/2036	125	131
St. Johns County Industrial Development Authority, Vicar's Landing Project
Series 2021A, Rev., 4.00%, 12/15/2026	185	177
Series 2021A, Rev., 4.00%, 12/15/2027	215	203
Series 2021A, Rev., 4.00%, 12/15/2028	200	186
Series 2021A, Rev., 4.00%, 12/15/2030	200	180
Series 2021A, Rev., 4.00%, 12/15/2031	205	182
Series 2021A, Rev., 4.00%, 12/15/2036	500	415
Series 2021A, Rev., 4.00%, 12/15/2041	375	293
State of Florida Board of Education, Public Education Capital Outlay Series 2015F, GO, 5.00%, 6/1/2026	25	26
State of Florida Department of Transportation Turnpike System Series 2013A, Rev., 5.00%, 7/1/2023	30	30
Tohopekaliga Water Authority, Utility System Rev., 4.00%, 10/1/2034	30	31
Volusia County Educational Facility Authority, Embry-Riddle Aeronautical University, Inc., Project
Series 2020A, Rev., 4.00%, 10/15/2035	300	297
Series 2020A, Rev., 4.00%, 10/15/2036	500	493
Total Florida		125,201
Georgia — 2.5%
Albany-Dougherty Inner City Authority, State University Projects
Rev., 5.00%, 7/1/2030	1,155	1,301
Rev., 5.00%, 7/1/2031	425	478
Cherokee County Board of Education, School System
GO, 5.00%, 8/1/2031	475	512
GO, 5.00%, 8/1/2033	690	740
City of Atlanta, Water and Wastewater
Rev., 5.00%, 11/1/2029	2,110	2,223
Rev., 5.00%, 11/1/2030	4,250	4,476
City of Columbus, Water and Sewerage
Series 2014A, Rev., 5.00%, 5/1/2027	445	459
Series 2014A, Rev., 5.00%, 5/1/2028	595	614
Rev., 5.00%, 5/1/2034	350	373
Rev., 5.00%, 5/1/2035	250	266
Clayton County Development Authority, Clayton State University
Rev., 5.00%, 7/1/2033	250	281
Rev., 5.00%, 7/1/2035	270	297
Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project
Series 2020A, Rev., 4.00%, 4/1/2034	350	354
Series 2020A, Rev., 4.00%, 4/1/2036	505	506

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Series 2020A, Rev., 3.00%, 4/1/2037	700	594
Series 2020A, Rev., 4.00%, 4/1/2039	475	465
Series 2020A, Rev., 3.00%, 4/1/2045	1,785	1,327
County of DeKalb, Water and Sewerage
Series B, Rev., 5.25%, 10/1/2023	8,660	8,853
Series 2006B, Rev., 5.25%, 10/1/2026	5,500	6,013
DeKalb Private Hospital Authority, Children's Healthcare of Atlanta, Inc. Series 2019B, Rev., 5.00%, 7/1/2032	50	55
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Series 2017A, Rev., 5.00%, 2/15/2028	115	121
George L Smith II Congress Center Authority, Convention Center Hotel First
Series 2021A, Rev., 2.38%, 1/1/2031	500	437
Series 2021A, Rev., 4.00%, 1/1/2036	500	460
George L Smith II Congress Center Authority, Convention Center Hotel Second
Series 2021B, Rev., 3.63%, 1/1/2031 (d)	1,170	1,034
Series 2021B, Rev., 5.00%, 1/1/2036 (d)	1,000	933
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects
Rev., 5.00%, 6/15/2025	650	684
Rev., 5.00%, 6/15/2026	500	534
Rev., 5.00%, 6/15/2027	500	543
Rev., 5.00%, 6/15/2028	500	551
Rev., 5.00%, 6/15/2029	500	556
Rev., 5.00%, 6/15/2030	500	555
Rev., 5.00%, 6/15/2031	800	886
Rev., 3.00%, 6/15/2032	1,175	1,110
Rev., 5.00%, 6/15/2033	1,660	1,821
Rev., 5.00%, 6/15/2034	1,125	1,225
Rev., 5.00%, 6/15/2035	1,250	1,350
Rev., 4.00%, 6/15/2036	1,000	995
Rev., 4.00%, 6/15/2037	1,500	1,480
Rev., 4.00%, 6/15/2039	1,785	1,742
Georgia Ports Authority Series 2022, Rev., 4.00%, 7/1/2040	4,000	4,041
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project
Rev., 4.00%, 8/1/2035	500	465
Rev., 4.00%, 8/1/2036	375	350
Rev., 4.00%, 8/1/2037	495	458
Henry County, Water and Sewerage Authority
Rev., AGM-CR, BHAC - CR, NATL - RE, 5.25%, 2/1/2028	5,000	5,617
Rev., AGM-CR, BHAC - CR, NATL - RE, 5.25%, 2/1/2029	25	29
Main Street Natural Gas, Inc., Gas Supply
Series 2021A, Rev., 4.00%, 9/1/2027 (c)	9,430	9,448
Series 2021-C, Rev., 4.00%, 12/1/2028 (c)	2,500	2,443
Series B, Rev., 5.00%, 6/1/2029 (c)	13,780	14,215
Milledgeville & Baldwin County Development Authority Rev., 5.00%, 6/15/2032	670	758
Polk County School District, Sales Tax Series 2018, GO, 5.00%, 3/1/2025	360	379
Private Colleges and Universities Authority, Emory University
Series 2019A, Rev., 5.00%, 9/1/2028	40	45

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Series 2013A, Rev., 5.00%, 10/1/2043	2,005	2,026
State of Georgia Series E, GO, 5.00%, 12/1/2023	20	20
Total Georgia		87,498
Hawaii — 0.0% ^
City and County of Honolulu Series 2017D, GO, 5.00%, 9/1/2023	20	20
Idaho — 0.2%
Idaho Housing and Finance Association, Federal Highway Trust
Series A, Rev., 5.00%, 7/15/2025	2,550	2,694
Series A, Rev., 5.00%, 7/15/2026	4,800	5,161
Total Idaho		7,855
Illinois — 7.3%
Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2031	305	324
City of Aurora Series 2015-C, GO, 3.00%, 12/30/2022	100	100
City of Chicago, Waterworks, Second Lien
Rev., 5.00%, 11/1/2027	1,000	1,024
Rev., 5.00%, 11/1/2030	500	511
City of Decatur GO, AGM, 5.00%, 3/1/2028	15	16
City of Rockford, Sales Tax
GO, 4.00%, 12/15/2029	515	543
GO, 4.00%, 12/15/2030	360	378
City of Springfield, Electric System, Senior Lien
Rev., 5.00%, 3/1/2027	4,500	4,686
Rev., 5.00%, 3/1/2028	4,000	4,156
Rev., AGM, 3.50%, 3/1/2030	3,500	3,521
Cook County School District No. 111, Burbank GO, AGM, 4.00%, 12/1/2035	50	51
Cook County Township High School District No. 225, Glenbrook Series 2016A, GO, 5.00%, 12/1/2024	15	16
County of Cook, Sales Tax Rev., 5.00%, 11/15/2031	3,600	3,875
County of Du Page, Courthouse Project
GO, 5.00%, 1/1/2028	255	272
GO, 5.00%, 1/1/2029	730	779
County of Will GO, 4.00%, 11/15/2036	60	61
DuPage and Cook Counties Community Consolidated School District No. 181 Hinsdale
Rev., 5.00%, 12/1/2025	25	27
Series 2018A, GO, 4.00%, 1/15/2032	25	26
DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO, 5.00%, 10/1/2025	30	32
DuPage County High School District No. 87 Glenbard GO, 5.00%, 1/1/2028	25	26
Illinois Finance Authority, Advocate Health and Hospital Corp. Obligated Group
Rev., 4.13%, 5/1/2025 (b)	5	5
Rev., 4.13%, 5/1/2045	30	29
Illinois Finance Authority, Clark-Lindsey Village
Series A, Rev., 4.60%, 6/1/2027	200	196
Series A, Rev., 5.13%, 6/1/2032	190	182
Series A, Rev., 5.25%, 6/1/2037	175	165
Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2039	80	87
Illinois Finance Authority, Memorial Health System Series 2019, Rev., 5.00%, 4/1/2032	320	343
Illinois Finance Authority, Mercy Health System Rev., 5.00%, 12/1/2025	20	21

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Play Mouth Place, Inc.
Series 2022B-3, Rev., 4.75%, 11/15/2027	1,000	1,004
Series 2022B-2, Rev., 5.25%, 11/15/2027	1,000	1,004
Series 2022B-1, Rev., 6.00%, 11/15/2027	500	502
Illinois Finance Authority, Plymouth Place, Inc.
Series 2021A, Rev., 5.00%, 5/15/2032	140	135
Series 2021A, Rev., 5.00%, 5/15/2033	145	137
Series 2021A, Rev., 5.00%, 5/15/2034	300	281
Series 2021A, Rev., 5.00%, 5/15/2035	315	292
Series 2021A, Rev., 5.00%, 5/15/2036	325	299
Illinois Finance Authority, Riverside Health System Rev., 4.00%, 11/15/2030	45	46
Illinois Finance Authority, Rush Obligated Group Series 2015A, Rev., 4.00%, 11/15/2039	2,055	1,862
Illinois Finance Authority, Rush University Medical Center Obligated Group Series 2015A, Rev., 5.00%, 11/15/2024	1,000	1,039
Illinois Finance Authority, Smith Crossing
Rev., 4.00%, 10/15/2026	465	450
Rev., 4.00%, 10/15/2027	485	464
Rev., 4.00%, 10/15/2028	320	302
Rev., 4.00%, 10/15/2029	900	838
Rev., 4.00%, 10/15/2030	625	574
Rev., 4.00%, 10/15/2031	1,000	907
Illinois Finance Authority, Social Bonds-Learn Chapter School Project
Rev., 4.00%, 11/1/2028	120	119
Rev., 4.00%, 11/1/2029	120	118
Rev., 4.00%, 11/1/2030	130	127
Rev., 4.00%, 11/1/2031	130	127
Rev., 4.00%, 11/1/2041	375	334
Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc. Series C, Rev., 5.00%, 3/1/2025	400	416
Illinois Finance Authority, Township High School District Rev., 4.00%, 12/1/2035	40	41
Illinois Sports Facilities Authority (The), State Tax
Rev., 5.00%, 6/15/2029	2,500	2,636
Rev., 5.00%, 6/15/2030	1,500	1,581
Illinois State Toll Highway Authority
Series 2019C, Rev., 5.00%, 1/1/2028	25	28
Series 2015B, Rev., 5.00%, 1/1/2029	35	37
Series 2016B, Rev., 5.00%, 1/1/2030	30	32
Series 2016A, Rev., 5.00%, 12/1/2031	30	32
Kane Cook and DuPage Counties School District No. U-46 Elgin Series 2015D, GO, 5.00%, 1/1/2034	1,700	1,723
Kane County Community Unit School District No. 304 Geneva GO, 5.00%, 1/1/2029	20	22
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	69
Series 2020B, GO, AGM, 4.00%, 12/1/2029	40	42
Series 2020A, GO, AGM, 4.00%, 12/1/2030	75	79
Series 2020A, GO, AGM, 4.00%, 12/1/2031	100	105
Series 2020A, GO, AGM, 4.00%, 12/1/2032	115	121
Series 2020A, GO, AGM, 4.00%, 12/1/2033	130	135
Series 2020A, GO, AGM, 4.00%, 12/1/2034	230	236
Series 2020A, GO, AGM, 4.00%, 12/1/2035	280	285

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2020A, GO, AGM, 4.00%, 12/1/2036	250	253
Lake County Community Consolidated School District No. 3 Beach Park
GO, AGM, 4.00%, 2/1/2030	730	770
GO, AGM, 4.00%, 2/1/2031	830	874
GO, AGM, 4.00%, 2/1/2032	535	563
GO, AGM, 4.00%, 2/1/2033	500	522
McHenry County Community Consolidated School District No. 47 Crystal Lake Rev., 4.00%, 2/1/2028	25	26
Northern Illinois University, Auxiliary Facilities System
Series 2020-B, Rev., 5.00%, 4/1/2025	425	441
Series 2021A, Rev., 5.00%, 10/1/2027	350	374
Rev., 5.00%, 10/1/2028	325	350
Series 2020B, Rev., 5.00%, 4/1/2029	425	459
Series 2020B, Rev., 5.00%, 4/1/2030	250	271
Series 2020B, Rev., 5.00%, 4/1/2032	650	699
Series 2020B, Rev., 5.00%, 4/1/2033	675	724
Series 2020B, Rev., 5.00%, 4/1/2034	475	507
Peoria County Community Unit School District No. 323 GO, 4.00%, 4/1/2027	100	104
Regional Transportation Authority Series 2002A, Rev., NATL - RE, 6.00%, 7/1/2029	55	66
Sales Tax Securitization Corp.
Series 2017A, Rev., 5.00%, 1/1/2027	60	64
Series C, Rev., 5.50%, 1/1/2030	18,250	20,073
Series C, Rev., 5.50%, 1/1/2031	3,540	3,891
Series 2018-C, Rev., 5.50%, 1/1/2032	22,820	25,026
Series C, Rev., 5.25%, 1/1/2034	13,520	14,557
Series 2018-C, Rev., 5.25%, 1/1/2035	9,000	9,636
State of Illinois
GO, 5.00%, 5/1/2023	120	121
Series 2018A, GO, 4.00%, 5/1/2024	50	50
Series D, GO, 5.00%, 11/1/2024	15,715	16,129
GO, 5.00%, 1/1/2025	700	719
GO, 5.00%, 11/1/2025	1,750	1,806
Series 2017D, GO, 5.00%, 11/1/2025	5,000	5,159
GO, 5.00%, 2/1/2026	4,900	5,064
Series 2017D, GO, 5.00%, 11/1/2026	5,175	5,381
GO, 5.00%, 6/1/2027	25	26
GO, 5.00%, 1/1/2028	150	154
GO, 4.13%, 3/1/2028	30	30
GO, 4.50%, 2/1/2029	450	451
Series 2018A, GO, 5.00%, 5/1/2030	35	37
GO, 4.13%, 11/1/2031	40	39
Series 2022B, GO, 5.00%, 3/1/2032	10,000	10,662
GO, 4.00%, 6/1/2032	100	96
Series B, GO, 4.00%, 10/1/2032	2,300	2,219
Series 2022-B, GO, 5.00%, 10/1/2032	18,000	19,217
Series 2022B, GO, 5.00%, 3/1/2033	12,500	13,280
Series 2022A, GO, 5.00%, 3/1/2034	10,765	11,327
Series 2022A, GO, 5.00%, 3/1/2035	12,000	12,533

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2021A, GO, 5.00%, 3/1/2036	5,940	6,152
Series B, GO, 4.00%, 12/1/2037	5,000	4,625
Series 2021A, GO, 4.00%, 3/1/2038	1,705	1,567
GO, 5.00%, 2/1/2039	2,255	2,263
Series 2021A, GO, 4.00%, 3/1/2039	2,975	2,704
Series 2021A, GO, 4.00%, 3/1/2040	1,300	1,167
Series C, GO, 4.00%, 11/1/2042	5,880	5,167
State of Illinois, Sales Tax
Rev., 5.00%, 6/15/2023	40	40
Series D, Rev., 5.00%, 6/15/2024	40	41
Series A, Rev., 4.00%, 6/15/2029	150	152
Series 2018-A, Rev., 4.00%, 6/15/2035	975	982
Village of Bolingbrook, Capital Appreciation Series C, GO, NATL - RE, Zero Coupon, 1/1/2023	2,195	2,189
Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1
Rev., AGM, 4.00%, 3/1/2026	620	635
Rev., AGM, 4.00%, 3/1/2027	375	384
Rev., AGM, 4.00%, 3/1/2028	1,000	1,014
Series 2014A, GO, AGM, 5.00%, 1/1/2032	150	156
Village of Westmont GO, 4.00%, 1/1/2027	45	47
Will County Community Unit School District No. 365-U Valley View
GO, 4.00%, 1/1/2030	975	1,003
GO, 4.00%, 1/1/2033	1,000	1,026
GO, 3.00%, 7/1/2036	1,700	1,557
Will County Forest Preservation District, Limited Tax
GO, 5.00%, 12/15/2032	500	572
GO, 5.00%, 12/15/2033	710	808
GO, 5.00%, 12/15/2034	915	1,035
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College GO, 5.00%, 1/1/2026	40	43
Total Illinois		260,112
Indiana — 1.5%
Brownsburg 1999 School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2028	10	11
Carmel Redevelopment Authority, Option Income Tax Lease Rental Series 2014B, Rev., 5.00%, 7/1/2023	25	25
City of Franklin, Otterbeit Homes
Series B, Rev., 5.00%, 7/1/2027	400	425
Series B, Rev., 5.00%, 7/1/2030	670	727
Series B, Rev., 5.00%, 7/1/2032	735	790
Series B, Rev., 4.00%, 7/1/2034	805	800
Series B, Rev., 4.00%, 7/1/2035	685	673
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	750	581
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 5.25%, 11/1/2040 (d)	4,560	3,676
City of Rockport, Indiana Michigan Power Co. Project Series 2009A, Rev., 3.05%, 6/1/2025	11,600	11,630
City of Valparaiso Rev., 5.38%, 12/1/2041 (d)	1,550	1,222
East Allen Multi School Building Corp., Indiana Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 1/15/2038	25	27
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project
Rev., 5.00%, 8/1/2024	1,095	1,124
Rev., 5.00%, 2/1/2025	500	513

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 4.00%, 7/15/2033	245	252
Rev., 4.00%, 1/15/2035	550	564
Hobart Building Corp Rev., 5.00%, 1/15/2029	65	70
Huntington Countywide School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2035	35	39
Indiana Bond Bank, Hamilton County Projects
Series 2019B, Rev., Zero Coupon, 7/15/2027	320	274
Series 2019B, Rev., Zero Coupon, 1/15/2028	350	295
Series 2019B, Rev., Zero Coupon, 7/15/2028	50	41
Series 2019B, Rev., Zero Coupon, 1/15/2029	560	454
Series 2019B, Rev., Zero Coupon, 7/15/2029	735	585
Series 2019B, Rev., Zero Coupon, 1/15/2030	750	585
Series 2019B, Rev., Zero Coupon, 7/15/2030	740	566
Indiana Finance Authority, DePauw University
Series A, Rev., 5.00%, 7/1/2026	365	385
Series 2022-A, Rev., 5.00%, 7/1/2027	520	555
Series A, Rev., 5.00%, 7/1/2028	760	818
Series 2022-A, Rev., 5.00%, 7/1/2029	1,395	1,509
Series 2022-A, Rev., 5.00%, 7/1/2030	1,400	1,525
Series 2022-A, Rev., 5.00%, 7/1/2031	1,530	1,674
Series 2022-A, Rev., 5.00%, 7/1/2032	1,625	1,781
Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project Series 2020A, Rev., 4.00%, 7/1/2030	110	103
Indiana Finance Authority, Educational Facilities, Valparaiso University Project Rev., 4.00%, 10/1/2034	170	165
Indiana Finance Authority, First Lien Wastewater, CWA Authority Project Series 2016A, Rev., 5.00%, 10/1/2036	70	74
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group
Series 2016B, Rev., 5.00%, 11/1/2026	10	11
Series 2017B, Rev., 5.00%, 11/1/2032	25	27
Indiana Finance Authority, Goshen Health
Series 2019A, Rev., 5.00%, 11/1/2030	500	534
Series 2019A, Rev., 5.00%, 11/1/2031	1,020	1,087
Series 2019A, Rev., 5.00%, 11/1/2032	530	564
Series 2019A, Rev., 5.00%, 11/1/2033	1,110	1,176
Series 2019A, Rev., 5.00%, 11/1/2034	760	803
Series 2019A, Rev., 5.00%, 11/1/2035	665	697
Series 2019A, Rev., 4.00%, 11/1/2036	230	226
Series 2019A, Rev., 4.00%, 11/1/2037	335	329
Series 2019A, Rev., 4.00%, 11/1/2038	340	329
Series 2019A, Rev., 4.00%, 11/1/2039	355	342
Indiana Finance Authority, State Revolving Fund Program
Series C, Rev., 5.00%, 2/1/2023 (b)	3,000	3,013
Series 2017B, Rev., 5.00%, 2/1/2026	20	21
Series 2019A, Rev., 5.00%, 2/1/2033	30	34
Series 2019A, Rev., 5.00%, 2/1/2034	35	39
Series 2018A, Rev., 5.00%, 2/1/2035	100	109
Indiana Housing and Community Development Authority, Vita of Marion Project
Series 2021B, Rev., 4.00%, 4/1/2024	500	484
Series 2021A, Rev., 5.00%, 4/1/2031 (d)	665	582

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Series 2021A, Rev., 5.25%, 4/1/2041 (d)	1,875	1,503
Indianapolis Local Public Improvement Bond Bank, Courthouse and Jail Project Series 2019A, Rev., 5.00%, 2/1/2032	225	251
Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project Series 2017C, Rev., 5.00%, 1/1/2035	195	211
Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2013D, Rev., 5.00%, 1/1/2024	1,250	1,252
Metropolitan School District of Warren Township Vision 2005 School Building Corp., First Mortgage, Ad Valorem Property Tax Rev., 4.00%, 7/10/2032	25	26
North Adams Community Schools Renovation Building Corp., First Mortgage, Ad Valorem Property Tax Rev., 5.00%, 7/15/2032	25	28
Northern Wells Multi-School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 4.00%, 7/15/2035	50	51
Plainfield High School Building Corp., Ad Valorem Property Tax, First Mortgage
Rev., 5.00%, 7/15/2024	1,255	1,299
Series 2019A, Rev., 5.00%, 7/15/2028	30	33
Whitley County Multi School Building Corp. Rev., 5.00%, 7/15/2038	3,200	3,456
Yorktown Redevelopment Authority, Ad Valorem Property Tax Lease Rev., 4.00%, 1/15/2026	35	36
Total Indiana		53,091
Iowa — 0.1%
City of Cedar Rapids, Sewer Series 2019C, Rev., 4.00%, 6/1/2031	25	26
County of Linn
COP, 4.00%, 6/1/2030	490	509
COP, 4.00%, 6/1/2034	600	616
COP, 4.00%, 6/1/2035	575	589
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 4.00%, 9/1/2025	115	110
Rev., 5.00%, 9/1/2026	85	83
Rev., 5.00%, 9/1/2028	200	192
Rev., 5.00%, 9/1/2030	110	104
Rev., 5.00%, 9/1/2031	100	94
Rev., 5.00%, 9/1/2036	440	390
Iowa Finance Authority, State Revolving Fund Rev., 5.00%, 8/1/2031	30	34
State of Iowa, Special Obligation Rev., 5.00%, 6/15/2024	200	207
Total Iowa		2,954
Kansas — 0.3%
Butler County, Unified School District No. 385 Andover, School Building GO, 5.00%, 9/1/2027 (b)	790	872
City of Manhattan, Meadowlark Hills
Series 2021A, Rev., 4.00%, 6/1/2026	315	304
Series 2021A, Rev., 4.00%, 6/1/2027	330	315
Series 2021A, Rev., 4.00%, 6/1/2028	300	282
Series 2021A, Rev., 4.00%, 6/1/2036	500	419
Series 2021A, Rev., 4.00%, 6/1/2046	500	374
City of Topeka
Series 2022-B, Rev., 5.13%, 12/1/2026 (e)	250	250
Series 2022-A, Rev., 5.75%, 12/1/2033 (e)	500	501
City of Wichita, Airport Bonds Series 2015A, GO, 4.00%, 12/1/2040	25	25
Johnson and Miami Counties Unified School District No. 230 Spring Hills Series 2018-A, GO, 4.00%, 9/1/2033	2,965	3,035
Riley County Unified School District No. 383, Manhattan-Ogden Series 2018A, GO, 5.00%, 9/1/2027 (b)	100	110
State of Kansas Department of Transportation Series B, Rev., 5.00%, 9/1/2035	4,375	4,590

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kansas — continued
Wyandotte County Unified School District No. 203 Piper
Series 2018A, GO, 5.00%, 9/1/2041	1,000	1,074
Series 2018A, GO, 5.00%, 9/1/2042	30	32
Total Kansas		12,183
Kentucky — 1.8%
City of Hermiston
Series 2022B, Rev., AMT, 3.70%, 1/1/2032 (d)	3,955	3,758
Series 2022B, Rev., AMT, 4.45%, 1/1/2042 (d)	500	454
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	5,220	5,158
County of Carroll, Kentucky Environmental Facilities
Series 2008A, Rev., AMT, 2.00%, 2/1/2032	11,025	8,789
Series B, Rev., AMT, 2.13%, 10/1/2034	7,440	5,599
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series B, Rev., 5.00%, 8/15/2028	2,885	3,086
Kentucky Economic Development Finance Authority, Commonspirit Health
Series 2019A-1, Rev., 5.00%, 8/1/2031	1,250	1,331
Series 2019A-1, Rev., 5.00%, 8/1/2032	1,000	1,061
Series 2019A-1, Rev., 5.00%, 8/1/2035	500	524
Kentucky Economic Development Finance Authority, Owensboro Health, Inc.
Series 2017A, Rev., AGM, 4.00%, 6/1/2037	1,750	1,686
Series 2017A, Rev., 5.00%, 6/1/2037	2,795	2,866
Kentucky Municipal Power Agency Series A, Rev., NATL - RE, 5.00%, 9/1/2024	50	52
Kentucky Public Energy Authority, Gas Supply
Series 2018A, Rev., 4.00%, 4/1/2024 (c)	5,000	4,996
Series 2019C, Rev., 4.00%, 2/1/2028 (c)	10,300	10,132
Series 2022A-1, Rev., 4.00%, 8/1/2030 (c)	12,815	12,455
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016A, Rev., 5.00%, 10/1/2024	40	41
Warren County School District Finance Corp. Rev., 5.00%, 6/1/2025	100	105
Total Kentucky		62,093
Louisiana — 0.9%
City of Alexandria Series 2013A, Rev., 5.00%, 5/1/2023 (b)	1,400	1,415
City of Shreveport, Water and Sewer Series 2016B, Rev., 5.00%, 12/1/2031	75	80
City of Shreveport, Water and Sewer, Junior Lien
Series C, Rev., 5.00%, 12/1/2024	510	529
Series 2018C, Rev., 5.00%, 12/1/2025	835	878
Series 2018C, Rev., 5.00%, 12/1/2026	500	533
Series 2018C, Rev., 5.00%, 12/1/2028	400	435
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	331
Series C, Rev., 5.00%, 12/1/2029	1,500	1,631
Series 2019B, Rev., AGM, 5.00%, 12/1/2030	500	552
Series 2019B, Rev., AGM, 5.00%, 12/1/2031	500	550
Series 2019B, Rev., AGM, 5.00%, 12/1/2032	445	489
Series 2019B, Rev., AGM, 4.00%, 12/1/2033	325	337
Louisiana Public Facilities Authority, Lincoln Preparatory School Project
Series 2021A, Rev., 5.00%, 6/1/2031 (d)	450	431
Series 2021A, Rev., 5.00%, 6/1/2041 (d)	525	446

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — continued
Louisiana Public Facilities Authority, Materra Campus Project
Series 2021C, Rev., 4.00%, 6/1/2031 (d)	245	225
Series 2021A, Rev., 4.00%, 6/1/2041 (d)	1,330	1,083
Series 2021C, Rev., 4.00%, 6/1/2041 (d)	440	358
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (d)	385	337
Series 2021A, Rev., 5.00%, 6/1/2042 (d)	440	364
Series 2021A, Rev., 5.00%, 6/1/2051 (d)	705	552
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2033	700	754
Louisiana Public Facilities Authority, Tulane University Project Series 2016A, Rev., 5.00%, 12/15/2027	160	171
Louisiana State University, Agricultural and Mechanical College, Auxiliary Facilities System Rev., 3.75%, 7/1/2024 (b)	75	76
State of Louisiana
Series 2019A, GO, 5.00%, 3/1/2035	13,000	14,391
Series 2019A, GO, 5.00%, 3/1/2038	3,470	3,800
Total Louisiana		30,748
Maine — 0.1%
City of Portland GO, 5.00%, 4/1/2024	25	26
Maine Health and Higher Educational Facilities Authority, John F Murphy Homes, Inc. Series 2019B, Rev., 4.00%, 7/1/2036	25	25
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 4.00%, 7/1/2036	950	942
Maine Municipal Bond Bank Series C, Rev., 5.00%, 11/1/2034	660	719
Total Maine		1,712
Maryland — 1.3%
City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2027	2,000	2,212
City of Baltimore, Wastewater Projects Series 2017A, Rev., 5.00%, 7/1/2041	13,845	14,530
County of Anne Arundel, Consolidated General Improvements
GO, 5.00%, 10/1/2034	3,360	3,615
GO, 5.00%, 10/1/2035	2,395	2,568
GO, 5.00%, 10/1/2037	3,400	3,627
County of Anne Arundel, Consolidated Water and Sewer
GO, 5.00%, 10/1/2034	1,875	2,017
GO, 5.00%, 10/1/2035	1,925	2,064
County of Baltimore, Metropolitan District, 2019 Crossover GO, 5.00%, 11/1/2024	25	26
County of Prince George's, Consolidated Public Improvement Series 2018A, GO, 5.00%, 7/15/2029	10	11
Maryland Economic Development Corp., Port Covington Project Rev., 4.00%, 9/1/2040	875	751
Maryland Health and Higher Educational Facilities Authority, Frederick Health System Issue
Rev., 3.25%, 7/1/2039	175	140
Rev., 4.00%, 7/1/2040	215	200
Rev., 4.00%, 7/1/2045	800	726
Rev., 4.00%, 7/1/2050	1,295	1,134
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue
Rev., 4.00%, 7/1/2035	1,000	1,005
Rev., 4.00%, 7/1/2036	1,000	1,001
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2045	1,205	1,231
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project
Rev., 5.00%, 6/1/2029	150	159
Rev., 5.00%, 6/1/2031	175	186

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — continued
Rev., 5.00%, 6/1/2033	200	210
Rev., 4.00%, 6/1/2034	350	334
Rev., 4.00%, 6/1/2035	475	447
Rev., 4.00%, 6/1/2037	445	410
Rev., 4.00%, 6/1/2039	465	421
Rev., 4.00%, 6/1/2040	250	224
State of Maryland, State and Local Facilities Loan of 2017
Series 2017A, GO, 5.00%, 3/15/2024	40	41
Series A, GO, 4.00%, 3/15/2030	7,225	7,604
Washington Suburban Sanitary Commission, Consolidated Public Improvement Rev., GTD, 5.00%, 6/1/2030	25	29
Total Maryland		46,923
Massachusetts — 2.8%
City of Lawrence, State Qualified Municipal Purpose Loan of 2022 Bonds GO, 4.00%, 6/1/2036	1,215	1,248
Commonwealth of Massachusetts
Series B, GO, 5.25%, 8/1/2023	10,000	10,182
Series A, GO, 5.00%, 7/1/2036	3,535	3,684
Commonwealth of Massachusetts, Consolidated Loan Series E, GO, AMBAC, 5.00%, 11/1/2025	5,000	5,337
Commonwealth of Massachusetts, Consolidated Loan of 2015 Series 2015D, GO, 4.00%, 9/1/2029	9,460	9,771
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series J, GO, 4.00%, 12/1/2039	13,125	13,220
Commonwealth of Massachusetts, Consolidated Loan of 2017
Series A, GO, 5.00%, 4/1/2032	9,145	9,964
Series 2017A, GO, 5.00%, 4/1/2033	10,000	10,875
Series 2017D, GO, 5.00%, 2/1/2036	40	43
Commonwealth of Massachusetts, Consolidated Loan of 2018 Series 2018A, GO, 5.00%, 1/1/2040	35	37
Essex North Shore Agricultural and Technical School District, State Qualified School Bonds GO, 4.00%, 6/1/2043	35	35
Massachusetts Bay Transportation Authority Assessment Series 2006A, Rev., 5.25%, 7/1/2025	2,250	2,401
Massachusetts Bay Transportation Authority, Sales Tax
Series 2017A-2, Rev., 5.00%, 7/1/2027	25	28
Series 2006A, Rev., 5.25%, 7/1/2029	5,000	5,778
Series 2005A, Rev., 5.00%, 7/1/2031	1,255	1,466
Series A-1, Rev., 5.25%, 7/1/2033	5,000	6,071
Massachusetts Development Finance Agency, Mass General Brigham Issue Series 2020A-2, Rev., 5.00%, 7/1/2029	75	84
Massachusetts Development Finance Agency, Milford Regional Medical Center
Series G, Rev., 5.00%, 7/15/2023 (d)	120	121
Series G, Rev., 5.00%, 7/15/2024 (d)	130	133
Series G, Rev., 5.00%, 7/15/2025 (d)	120	123
Series G, Rev., 5.00%, 7/15/2027 (d)	320	335
Series G, Rev., 5.00%, 7/15/2029 (d)	600	637
Series G, Rev., 5.00%, 7/15/2031 (d)	675	697
Series G, Rev., 5.00%, 7/15/2032 (d)	400	409
Massachusetts Development Finance Agency, Salem Community Corp. Rev., 5.13%, 1/1/2040	410	375
Massachusetts Development Finance Agency, Suffolk University Issue
Rev., 5.00%, 7/1/2029	440	472
Rev., 5.00%, 7/1/2030	720	770
Rev., 5.00%, 7/1/2031	620	660
Rev., 5.00%, 7/1/2032	770	816
Rev., 5.00%, 7/1/2033	800	844

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Rev., 5.00%, 7/1/2034	550	577
Massachusetts Development Finance Agency, Wellforce Issue
Series 2020C, Rev., AGM, 5.00%, 10/1/2031	635	698
Series 2020C, Rev., AGM, 5.00%, 10/1/2033	1,290	1,394
Series 2020C, Rev., AGM, 5.00%, 10/1/2034	1,175	1,261
Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,770	1,322
Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series M, Rev., 5.25%, 7/1/2025	4,070	4,346
Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured, Subordinated Series 2019C, Rev., 5.00%, 1/1/2035	40	44
Massachusetts Water Resources Authority
Series B, Rev., AGM, 5.25%, 8/1/2024	3,110	3,244
Series C, Rev., 5.00%, 8/1/2030	55	60
Series B, Rev., AGM, 5.25%, 8/1/2036	20	24
Town of Stoughton, Municipal Purpose Loan GO, 4.00%, 10/15/2038	50	50
University of Massachusetts Building Authority Series 2019-1, Rev., 5.00%, 5/1/2035	105	115
Total Massachusetts		99,751
Michigan — 1.2%
Bendle Public School District, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2035	40	41
Cadillac Area Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2041	45	49
Caledonia Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2044	70	69
City of Detroit, Unlimited Tax
Series 2021-A, GO, 5.00%, 4/1/2035	555	571
Series 2021-A, GO, 5.00%, 4/1/2037	475	483
City of Grand Rapids, Sanitary Sewer System
Rev., 5.00%, 1/1/2028	325	346
Rev., 5.00%, 1/1/2029	350	372
Rev., 5.00%, 1/1/2032	750	795
Rev., 5.00%, 1/1/2033	1,400	1,483
Rev., 5.00%, 1/1/2036	25	27
Rev., 5.00%, 1/1/2036	160	177
Rev., 5.00%, 1/1/2038	35	38
County of Genesee, Water Supply System GO, 5.00%, 2/1/2024	90	92
Dansville Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2039	25	25
Grand Rapids Charter Township Economic Development Corp., Porter Hills Presbyterian Village Project
Rev., 4.00%, 5/15/2027	2,505	2,427
Rev., 5.00%, 5/15/2037	4,575	4,393
Grand Rapids Public Schools, Unlimited Tax
GO, AGM, 5.00%, 11/1/2030	1,350	1,501
GO, AGM, 5.00%, 11/1/2032	1,500	1,653
GO, AGM, 5.00%, 11/1/2034	1,045	1,145
GO, 5.00%, 11/1/2037	1,750	1,894
Grosse Pointe Public School System GO, 5.00%, 5/1/2035	45	50
Hartford Public Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2037	35	35
Holland School District GO, AGM, 4.00%, 5/1/2035	25	25
Holt Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	45	50
Hudsonville Public Schools, Unlimited Tax Series 2020-I, GO, Q-SBLF, 5.00%, 5/1/2031	25	29

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Huron School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2044	35	37
Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Project
Rev., 2.63%, 5/15/2025	1,150	1,091
Rev., 2.88%, 5/15/2026	1,545	1,446
Lansing Community College, Building and Site, Limited Tax
GO, 5.00%, 5/1/2030	600	657
GO, 5.00%, 5/1/2032	635	693
Lawrence Public Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2026	30	31
Macomb Interceptor Drain Drainage District, Limited Tax GO, GTD, 5.00%, 5/1/2028	85	94
Michigan Finance Authority, Aqunias College Project Rev., 4.00%, 5/1/2031	540	478
Michigan Finance Authority, Clean Water Revolving Fund Series 2016B, Rev., 5.00%, 10/1/2024	15	16
Michigan Finance Authority, Henry Ford Health System Rev., 4.00%, 11/15/2035	1,900	1,900
Michigan Finance Authority, Kettering University Project Rev., 4.00%, 9/1/2045	500	452
Michigan Finance Authority, Lawrence Technological University
Rev., 4.00%, 2/1/2027	50	48
Rev., 4.00%, 2/1/2032	95	88
Michigan Finance Authority, Local Government Loan Program, Detroit Water and Sewerage Department Water Supply System Local Project Series 2014D-4, Rev., 5.00%, 7/1/2034	50	51
Michigan Finance Authority, Trinity Health Credit Group
Series 2019MI-1, Rev., 5.00%, 12/1/2024	30	31
Series 2017MI, Rev., 5.00%, 12/1/2027	50	55
Series 2017A-MI, Rev., 5.00%, 12/1/2029	125	137
Series 2016MI, Rev., 5.00%, 12/1/2035	4,600	4,829
Series 2017A-MI, Rev., 5.00%, 12/1/2035	130	137
Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000	992
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series B-4, Rev., 5.00%, 11/15/2027	50	53
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project Rev., AMT, 4.00%, 10/1/2026 (c)	1,125	1,087
Michigan Strategic Fund, Holland Home Obligated Group
Rev., 4.00%, 11/15/2023	185	184
Rev., 4.00%, 11/15/2024	585	580
Rev., 5.00%, 11/15/2029	1,700	1,729
Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2037	2,360	2,266
Novi Community School District, School Building and Site, Unlimited Tax Series 2020-I, GO, 5.00%, 5/1/2030	30	34
Plymouth-Canton Community School District Series 2015B, GO, AGM, 4.00%, 5/1/2035	50	51
Roseville Community Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	25	28
South Lyon Community Schools, School Building and Site GO, 4.00%, 5/1/2038	25	25
State of Michigan, Environmental Program Series 2014A, GO, 5.00%, 12/1/2028	4,300	4,493
University of Michigan
Series 2019A, Rev., 5.00%, 4/1/2029	25	28
Rev., 5.00%, 4/1/2031	15	16
Utica Community Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	25	28
Warren Consolidated Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2034	25	26
Waterford School District GO, Q-SBLF, 4.00%, 5/1/2032	40	42

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
West Ottawa Public Schools
GO, 4.00%, 11/1/2039	1,055	1,060
GO, 4.00%, 11/1/2040	700	697
Total Michigan		43,460
Minnesota — 0.5%
City of Brainerd Series 2016A, GO, 5.00%, 10/1/2024	10	10
City of Minneapolis, Health Care System, Fairview Health Services
Series 2018A, Rev., 4.00%, 11/15/2037	6,230	6,044
Series 2018A, Rev., 4.00%, 11/15/2038	750	721
Series 2018A, Rev., 4.00%, 11/15/2048	2,000	1,791
Series 2018A, Rev., 5.00%, 11/15/2049	1,000	1,021
City of Savage Series 2019A, GO, 4.00%, 2/1/2029	25	26
City of Woodbury, Charter School Lease, MSA Building Co.
Rev., 3.00%, 12/1/2030	230	208
Rev., 4.00%, 12/1/2040	200	178
City of Woodbury, Charter School Lease, Woodbury Leadership Academy Project
Series 2021A, Rev., 4.00%, 7/1/2031	355	326
Series 2021A, Rev., 4.00%, 7/1/2041	445	354
Duluth Economic Development Authority, Benedictine Health System
Series 2021A, Rev., 4.00%, 7/1/2031	800	741
Series 2021A, Rev., 4.00%, 7/1/2036	1,500	1,278
Series 2021A, Rev., 4.00%, 7/1/2041	930	749
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2024	215	220
Series 2019B, COP, 5.00%, 2/1/2025	190	198
Series 2019B, COP, 5.00%, 2/1/2026	200	212
Series 2019B, COP, 5.00%, 2/1/2027	185	198
Series 2019B, COP, 5.00%, 2/1/2028	175	190
Itasca County Independent School District No. 318, School Building, Minnesota School District Credit Enhancement Program Series 2018A, GO, 5.00%, 2/1/2030	1,400	1,526
Lakeville Independent School District No. 194 Series 2020B, COP, 4.00%, 4/1/2026	140	145
Minneapolis-St. Paul Metropolitan Airports Commission
Series 2019C, Rev., 5.00%, 1/1/2026	100	106
Series A, Rev., 5.00%, 1/1/2026	25	27
Series A, Rev., 5.00%, 1/1/2027	85	92
Series A, Rev., 5.00%, 1/1/2032	35	38
Series 2019A, Rev., 5.00%, 1/1/2034	50	54
Minnesota Municipal Gas Agency
Series 2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 12/1/2026	1,000	1,007
Series 2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 6/1/2027	535	538
Total Minnesota		17,998
Mississippi — 1.2%
City of Tupelo GO, 4.00%, 12/1/2030	45	48
Mississippi Development Bank, Community College Improvement Project Rev., 4.00%, 3/1/2034	230	238
Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project Rev., 5.00%, 8/1/2025	35	37

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Mississippi — continued
Mississippi Development Bank, Department of Transportation, Industrial Development Authority Series 2015A, Rev., 5.00%, 1/1/2026	35	37
Mississippi Development Bank, Public Improvement Rev., 4.00%, 3/1/2025	100	102
Mississippi Development Bank, Rankin County Bond Project Rev., 5.00%, 3/1/2023	30	30
Mississippi Development Bank, Rankin County School District Project Rev., 3.50%, 6/1/2042	450	408
State of Mississippi
Series 2018A, GO, 4.00%, 11/1/2026 (b)	5,030	5,277
Series 2018A, GO, 5.00%, 11/1/2026 (b)	11,595	12,600
Series 2019B, GO, 5.00%, 10/1/2033	30	34
Series 2018A, GO, 4.00%, 11/1/2038	21,155	21,499
State of Mississippi, Gaming Tax
Series 2019A, Rev., 5.00%, 10/15/2025	1,005	1,061
Series 2019A, Rev., 5.00%, 10/15/2026	1,500	1,605
Total Mississippi		42,976
Missouri — 0.9%
City of Bridgeton Series 2021A, Rev., 4.00%, 12/1/2031	115	120
City of Gladstone Series A, COP, 3.00%, 12/1/2025	5	5
County of Jackson, Special Obligation Rev., 4.00%, 12/1/2023	25	25
County of St. Louis, Special Obligation Series 2021F, Rev., 5.00%, 12/1/2024	35	36
Health and Educational Facilities Authority of the State of Missouri, City Art Institute Rev., 5.00%, 9/1/2030	210	227
Health and Educational Facilities Authority of the State of Missouri, Coxhealth and Obligated Group Series 2019A, Rev., 5.00%, 11/15/2032	135	144
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2029	550	558
Series 2019C, Rev., 4.00%, 2/1/2030	1,500	1,404
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	971
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2027	100	108
Health and Educational Facilities Authority of the State of Missouri, SSM Health System Series 2014A, Rev., 4.00%, 6/1/2023	100	100
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital
Rev., 5.00%, 9/1/2024	300	305
Rev., 5.00%, 9/1/2025	315	323
Rev., 5.00%, 9/1/2026	620	637
Rev., 5.00%, 9/1/2029	1,420	1,457
Rev., 5.00%, 9/1/2031	100	102
Industrial Development Authority of the City of St. Louis Missouri (The), Innovation District Rev., 5.00%, 5/15/2041	2,815	2,742
Jefferson City School District, Missouri Direct Deposit Program GO, 5.00%, 3/1/2025	35	37
Kansas City Industrial Development Authority, City International Airport Terminal Modernization Project
Series 2019B, Rev., AMT, 5.00%, 3/1/2032	1,250	1,329
Series 2019B, Rev., AMT, 5.00%, 3/1/2033	2,250	2,386
Series 2019-B, Rev., AMT, 5.00%, 3/1/2034	1,800	1,900
Metropolitan St. Louis Sewer District, Wastewater System Improvement
Series 2017A, Rev., 5.00%, 5/1/2029	6,765	7,416
Series 2015B, Rev., 5.00%, 5/1/2031	530	550
Series B, Rev., 5.00%, 5/1/2032	1,900	1,974
Series B, Rev., 5.00%, 5/1/2033	3,185	3,309
Series B, Rev., 5.00%, 5/1/2034	1,670	1,739

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Series B, Rev., 5.00%, 5/1/2035	2,125	2,208
Pattonville-Bridgeton Terrace Fire Protection District GO, 4.00%, 11/1/2025	25	26
Total Missouri		32,138
Montana — 0.5%
City of Missoula, Water System
Series 2019A, Rev., 5.00%, 7/1/2026	300	323
Series 2019A, Rev., 5.00%, 7/1/2027	535	585
Series 2019A, Rev., 5.00%, 7/1/2028	480	533
Series 2019A, Rev., 5.00%, 7/1/2029	1,000	1,113
Series 2019A, Rev., 5.00%, 7/1/2030	690	768
Series 2019A, Rev., 5.00%, 7/1/2031	870	966
Series 2019A, Rev., 5.00%, 7/1/2032	720	798
Series 2019A, Rev., 5.00%, 7/1/2033	565	623
Series 2019A, Rev., 5.00%, 7/1/2034	545	598
Series 2019A, Rev., 5.00%, 7/1/2035	550	600
Series 2019A, Rev., 5.00%, 7/1/2036	800	870
Series 2019A, Rev., 5.00%, 7/1/2038	850	919
Series 2019A, Rev., 5.00%, 7/1/2039	840	907
Series 2019A, Rev., 4.00%, 7/1/2044	3,500	3,380
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2032 (d)	2,000	1,811
Gallatin County School District No. 44 Belgrade, School Building
GO, 5.00%, 6/1/2028	250	276
GO, 4.00%, 6/1/2029	290	307
GO, 4.00%, 6/1/2030	230	242
GO, 4.00%, 6/1/2031	220	232
GO, 4.00%, 6/1/2032	255	267
GO, 4.00%, 6/1/2033	155	162
GO, 4.00%, 6/1/2034	175	182
GO, 4.00%, 6/1/2035	270	279
GO, 4.00%, 6/1/2037	410	421
GO, 4.00%, 6/1/2038	375	377
GO, 4.00%, 6/1/2039	385	386
Montana Facility Finance Authority, School Health System Series 2019A, Rev., 4.00%, 1/1/2038	465	469
Montana State Board of Regents, Montana State University Series 2019B, Rev., 5.00%, 11/15/2028	55	61
Total Montana		18,455
Nebraska — 1.5%
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2042	1,500	1,552
Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 1/1/2024 (c)	9,000	9,083
Central Plains Energy Project, Gas Project No. 5 Series 1, Rev., 5.00%, 10/1/2029 (c)	2,300	2,358
City of Columbus, Combined Utilities System Rev., 5.00%, 6/15/2027	145	158
City of Lincoln, Electric System
Series 2020A, Rev., 5.00%, 9/1/2025	40	42
Series 2020A, Rev., 5.00%, 9/1/2033	30	34
City of Lincoln, Water Rev., 5.00%, 8/15/2028	105	117
City of Omaha, Sanitary Sewerage System Rev., 5.00%, 11/15/2031	1,825	1,899
City of Omaha, Various Purpose GO, 4.00%, 4/15/2034	75	78

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nebraska — continued
County of Cherry, Limited Tax GO, 3.00%, 12/15/2023	15	15
Douglas County Hospital Authority No. 2, Children's Hospital Obligated Group
Series 2020A, Rev., 5.00%, 11/15/2026	400	427
Series 2020A, Rev., 5.00%, 11/15/2029	285	315
Series 2020A, Rev., 5.00%, 11/15/2030	225	251
Series 2020A, Rev., 5.00%, 11/15/2031	275	300
Series 2020A, Rev., 5.00%, 11/15/2033	625	673
Series 2020A, Rev., 5.00%, 11/15/2034	600	643
Series 2020A, Rev., 4.00%, 11/15/2035	550	549
Series 2020A, Rev., 4.00%, 11/15/2036	425	424
Series 2020A, Rev., 4.00%, 11/15/2037	525	518
Series 2020A, Rev., 4.00%, 11/15/2038	600	588
Series 2020A, Rev., 4.00%, 11/15/2039	600	585
Douglas County Hospital Authority No. 2, Health Facilities, Nebraska Medicine
Rev., 5.00%, 5/15/2023	75	76
Rev., 5.00%, 5/15/2031	25	27
Douglas County School District No. 001, Omaha Public
GO, 4.00%, 12/15/2041	10,000	10,049
GO, 4.00%, 12/15/2042	10,000	10,020
Douglas County School District No. 010, Elkhorn Public Schools
GO, 5.00%, 12/15/2026	400	436
GO, 5.00%, 12/15/2027	175	194
GO, 5.00%, 12/15/2028	180	202
GO, 5.00%, 12/15/2029	250	285
GO, 5.00%, 12/15/2030	450	514
GO, 5.00%, 12/15/2031	325	370
GO, 4.00%, 12/15/2032	165	173
GO, 4.00%, 12/15/2033	185	193
GO, 4.00%, 12/15/2034	350	363
GO, 4.00%, 12/15/2035	350	362
Municipal Energy Agency of Nebraska, Power Supply System Series 2022A, Rev., 5.00%, 4/1/2030	180	202
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group
Series 2019A, Rev., 4.00%, 1/1/2033	150	152
Series 2019A, Rev., 4.00%, 1/1/2035	1,000	1,007
Series 2019A, Rev., 4.00%, 1/1/2036	1,250	1,255
Series 2019A, Rev., 4.00%, 1/1/2038	1,300	1,283
Omaha Public Power District, Electric System
Series 2019A, Rev., 5.00%, 2/1/2031	35	39
Series 2017A, Rev., 5.00%, 2/1/2035	1,250	1,361
Series 2017A, Rev., 5.00%, 2/1/2036	1,750	1,899
Series 2017A, Rev., 5.00%, 2/1/2037	2,000	2,163
Public Power Generation Agency, Whelan Energy Center Unit 2 Series A, Rev., 5.00%, 1/1/2034	500	526
Total Nebraska		53,760
Nevada — 0.4%
Clark County School District, Limited Tax Series 2017A, GO, 5.00%, 6/15/2026	2,080	2,237

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nevada — continued
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien, McCarran International Airport Series 2019A, Rev., 5.00%, 7/1/2026	110	118
County of Clark, Flood Control Crossover, Limited Tax GO, 5.00%, 11/1/2024	200	209
County of Clark, Las Vegas Convention and Visitors Authority, Limited Tax Series 2015A, GO, 4.00%, 7/1/2033	75	77
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility
Series 2017B, Rev., AMT, 5.00%, 7/1/2024	200	206
Series 2015C, Rev., 5.00%, 7/1/2027	195	213
County of Clark, Southern California Edison Co. Series 2008-A, Rev., 2.10%, 6/1/2031	1,215	993
County of Clark, Stadium Improvement, Limited Tax
Series 2018A, GO, 5.00%, 6/1/2026	1,985	2,136
Series 2018A, GO, 5.00%, 6/1/2028	1,165	1,299
Series 2018A, GO, 5.00%, 6/1/2030	4,030	4,467
County of Washoe, Fuel Tax
Rev., 5.00%, 2/1/2036	80	87
Rev., 5.00%, 2/1/2042	150	161
Las Vegas Valley Water District, Limited Tax Series 2019A, GO, 5.00%, 6/1/2030	40	45
State of Nevada Highway Improvement, Motor Vehicle Fuel Tax Rev., 5.00%, 12/1/2031	25	27
Washoe County School District, Limited Tax, School Improvement Series 2020A, GO, 4.00%, 10/1/2035	45	46
Total Nevada		12,321
New Jersey — 4.4%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project Series 2021A, Rev., AGM, 5.00%, 7/1/2034	60	67
Bergen County Improvement Authority (The), Guaranteed Governmental Loan Rev., GTD, 5.00%, 8/15/2034	50	55
Burlington County Bridge Commission, Governmental Leasing Program Rev., 5.00%, 4/15/2030	950	1,050
Freehold Township Board of Education GO, 4.00%, 7/15/2025	85	88
New Jersey Economic Development Authority, Motor Vehicle Surcharges Series 2017A, Rev., 4.00%, 7/1/2034	200	197
New Jersey Economic Development Authority, School Facilities Construction
Series LLL, Rev., 5.00%, 6/15/2028	2,750	2,995
Series LLL, Rev., 5.00%, 6/15/2029	1,970	2,162
Series 2021QQQ, Rev., 4.00%, 6/15/2034	500	501
Series 2019-LLL, Rev., 5.00%, 6/15/2034	1,000	1,074
Series 2021QQQ, Rev., 4.00%, 6/15/2035	400	396
Series 2021QQQ, Rev., 4.00%, 6/15/2036	575	563
Series 2021QQQ, Rev., 4.00%, 6/15/2037	640	622
Series EEE, Rev., 5.00%, 6/15/2043	2,000	2,047
New Jersey Economic Development Authority, State Police Barracks Project Rev., 5.00%, 6/15/2023	75	76
New Jersey Economic Development Authority, Transit Transportation Project
Series 2020A, Rev., 4.00%, 11/1/2037	1,500	1,457
Series 2020A, Rev., 4.00%, 11/1/2038	3,250	3,135
New Jersey Educational Facilities Authority, Stevens Institute of Technology Series 2020A, Rev., 5.00%, 7/1/2036	1,095	1,150
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2024	10,880	11,222
Series 2018A, Rev., 5.00%, 6/15/2030	9,585	10,090
Series A, Rev., 5.00%, 6/15/2031	11,500	12,075
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2019BB, Rev., 5.00%, 6/15/2032	2,000	2,158
Series 2020AA, Rev., 4.00%, 6/15/2035	870	860

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Series 2020AA, Rev., 4.00%, 6/15/2036	2,000	1,960
Series 2013AA, Rev., 5.00%, 6/15/2036	5,000	5,024
Series 2020AA, Rev., 4.00%, 6/15/2037	3,000	2,915
Series 2020AA, Rev., 4.00%, 6/15/2038	1,000	965
Series A, Rev., 4.00%, 6/15/2041	2,000	1,869
Series A, Rev., 4.00%, 6/15/2042	3,000	2,791
New Jersey Transportation Trust Fund Authority, Transportation System Series B, Rev., AMBAC, 5.25%, 12/15/2022	5,000	5,005
Rutgers The State University of New Jersey Series 2016M, Rev., 5.00%, 5/1/2030	100	106
State of New Jersey, COVID-19 Emergency Bonds
GO, 4.00%, 6/1/2031	28,340	30,016
GO, 4.00%, 6/1/2032	28,260	29,894
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2024	3,645	3,739
Series 2018A, Rev., 5.00%, 6/1/2025	3,500	3,616
Series 2018A, Rev., 5.00%, 6/1/2026	3,500	3,651
Series 2018A, Rev., 5.00%, 6/1/2028	3,000	3,135
Series 2018A, Rev., 5.00%, 6/1/2029	4,500	4,698
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	942
Township of Harrison GO, 4.00%, 8/1/2023	25	25
Township of Hazlet GO, 4.00%, 8/1/2023	25	25
Township of Montclair, General Improvement Series 2017A, GO, 4.00%, 3/1/2024	35	36
Township of Mount Laurel GO, 4.00%, 4/15/2023	25	25
Township of North Brunswick, General Improvement GO, 4.00%, 7/1/2039	1,540	1,568
Washington Borough Board of Education Series 2021, GO, AGM, 4.00%, 7/15/2031	25	27
Total New Jersey		156,072
New Mexico — 0.2%
Albuquerque Municipal School District No. 12, School Building
GO, 5.00%, 8/1/2030	800	889
GO, 5.00%, 8/1/2031	850	943
GO, 5.00%, 8/1/2032	1,050	1,162
GO, 5.00%, 8/1/2033	1,385	1,529
GO, 5.00%, 8/1/2035	1,980	2,161
Baltimore County, Gross Receipts Tax Series B, Rev., NATL - RE-IBC, 5.70%, 4/1/2027	820	875
City of Santa Fe, Water Utility System Rev., 4.00%, 6/1/2031	50	52
New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund, Tax-Exempt Series 2019C-1, Rev., 4.00%, 6/15/2035	25	26
State of New Mexico, Severance Tax Permanent Fund Series 2017A, Rev., 5.00%, 7/1/2024	180	187
Total New Mexico		7,824
New York — 12.7%
Bedford Central School District, Boces Project GO, 4.00%, 7/1/2032	45	49
Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc.
Rev., 4.00%, 7/1/2031	685	617
Rev., 4.00%, 7/1/2036	1,440	1,211
Buffalo and Erie County Industrial Land Development Corp., D'youville College Project
Rev., 4.00%, 11/1/2035	515	499
Rev., 4.00%, 11/1/2040	1,035	967

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Build NYC Resource Corp., Global Community Charter School
Series 2022A, Rev., 4.00%, 6/15/2032	135	127
Series 2022-A, Rev., 5.00%, 6/15/2042	365	346
Build NYC Resource Corp., Grand Concourse Academy Charter School
Series 2022-A, Rev., 5.00%, 7/1/2032	100	105
Series 2022-A, Rev., 5.00%, 7/1/2042	300	303
Series 2022-A, Rev., 5.00%, 7/1/2052	350	348
Build NYC Resource Corp., New World Preparatory Charter School Project
Series 2021A, Rev., 4.00%, 6/15/2041	240	196
Series 2021A, Rev., 4.00%, 6/15/2051	320	238
City of Buffalo Series 2021-A, GO, 5.00%, 4/1/2026	50	53
City of New York, Fiscal Year 2006 Series H, Subseries 2006H-A, GO, 4.00%, 1/1/2023	20	20
City of New York, Fiscal Year 2013 Series 2013J, GO, 5.00%, 8/1/2023	55	56
City of New York, Fiscal Year 2014 Series G, GO, 5.00%, 8/1/2025	9,520	9,764
City of New York, Fiscal Year 2016 Series E, GO, 5.00%, 8/1/2023	75	76
City of New York, Fiscal Year 2017 Series 2017B-1, GO, 5.00%, 12/1/2022	30	30
City of New York, Fiscal Year 2018
Series A, GO, 4.00%, 8/1/2023	50	50
Series 2018B-1, GO, 4.00%, 10/1/2041	6,450	6,339
City of New York, Fiscal Year 2020
Series B, Subseries B-1, GO, 5.00%, 10/1/2033	25	28
Series B, Subseries B-1, GO, 5.00%, 10/1/2039	90	97
County of Suffolk
Series 2015-B, GO, AGM, 5.00%, 10/1/2023	30	31
Series 2017D, GO, 5.00%, 10/15/2026	105	113
County of Suffolk, Public Improvement Series 2021A, GO, 4.00%, 6/15/2031	880	913
Erie County Fiscal Stability Authority, Sales Tax and State Aid Secured Series 2017D, Rev., 5.00%, 9/1/2038	25	27
Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project Series 2013A, Rev., 5.00%, 5/1/2027	65	66
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017A, Rev., 5.00%, 2/15/2030	20	22
Series 2017A, Rev., 5.00%, 2/15/2037	50	53
Huntington Local Development Corp., Fountaingate Garden Project Series 2021C, Rev., 3.00%, 7/1/2025	90	87
Hyde Park Central School District GO, 4.00%, 6/15/2034	125	128
Long Island Power Authority, Electric System
Rev., 5.00%, 9/1/2034	5,000	5,429
Rev., 5.00%, 9/1/2035	3,000	3,241
Metropolitan Transportation Authority
Subseries C-1, Rev., 5.25%, 11/15/2029	6,000	6,176
Series 2017C-1, Rev., 5.00%, 11/15/2030	4,885	5,050
Subseries C-1, Rev., 5.00%, 11/15/2035	3,000	3,032
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2016A, Rev., 5.00%, 11/15/2025	45	48
Series 2016B-1, Rev., 5.00%, 11/15/2025	150	159
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project
Series 2022-A, Rev., 5.00%, 7/1/2032 (d)	250	245
Series 2022-A, Rev., 5.63%, 7/1/2042 (d)	1,385	1,337

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Monroe County Industrial Development Corp., Rochester Schools Modernization Project
Rev., 5.00%, 5/1/2032	675	736
Rev., 5.00%, 5/1/2033	810	881
Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project Series 2020A, Rev., 5.00%, 6/1/2040 (d)	630	633
New York City Municipal Water Finance Authority, Water and Sewer System Subseries CC-2, Rev., 4.00%, 6/15/2042	5,000	4,987
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015
Series 2015S-2, Rev., 5.00%, 7/15/2040	50	52
Series S-1, Rev., 5.00%, 7/15/2040	45	46
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2016
Series 2016S-1, Rev., 5.00%, 7/15/2029	30	32
Series 2016 S-1, Rev., 5.00%, 7/15/2033	70	73
Series 2016S-1, Rev., 4.00%, 7/15/2036	45	45
Series 2016S-1, Rev., 5.00%, 7/15/2043	45	47
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018
Series 2018S-2, Rev., 5.00%, 7/15/2030	25	27
Series 2018S-2, Rev., 5.00%, 7/15/2031	45	49
Series 2018S-4, Rev., 5.00%, 7/15/2032	25	27
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2029	25	28
Series S-2A, Rev., 4.00%, 7/15/2037	5,000	5,022
Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2037	180	192
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series 2014B-1, Rev., 5.00%, 11/1/2026	40	41
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015
Series B, Subseries B-1, Rev., 5.00%, 8/1/2029	55	57
Series 2015A-1, Rev., 5.00%, 8/1/2037	100	102
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016
Series 202, Rev., 5.00%, 2/1/2031	30	32
Series E-1, Rev., 5.00%, 2/1/2035	7,295	7,631
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017
Series C, Rev., 5.00%, 11/1/2030	5,685	6,211
Series E, Subseries E-1, Rev., 5.00%, 2/1/2031	1,410	1,533
Series E, Subseries E-1, Rev., 5.00%, 2/1/2032	7,000	7,583
Series 2017F-1, Rev., 5.00%, 5/1/2032	25	27
Series E, Subseries E-1, Rev., 5.00%, 2/1/2033	10,000	10,774
Series 2017A-1, Rev., 4.00%, 5/1/2036	40	40
Subseries E-1, Rev., 5.00%, 2/1/2039	2,525	2,662
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 1, Rev., 5.00%, 11/1/2028	20	22
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019
Series 2019C-1, Rev., 5.00%, 11/1/2034	45	50
Series 2019C-1, Rev., 5.00%, 11/1/2035	65	72
Series 2019A-1, Rev., 5.00%, 8/1/2038	30	32
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2021-A, Rev., 4.00%, 11/1/2038	10,575	10,574
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series C, Subseries C-1, Rev., 4.00%, 2/1/2047	7,750	7,360
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2018
Series 2018-A-2, Rev., 5.00%, 8/1/2033	30	33

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2018-A-2, Rev., 5.00%, 8/1/2038	25	27
Series C-3, Rev., 5.00%, 5/1/2039	70	75
Series C-3, Rev., 5.00%, 5/1/2041	2,100	2,230
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2020
Series A, Subseries A-2, Rev., 5.00%, 5/1/2035	125	138
Series 2020B-1, Rev., 5.00%, 11/1/2035	35	39
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015
Series FF, Rev., 5.00%, 6/15/2031	5,000	5,281
Series 2015AA, Rev., 4.00%, 6/15/2044	25	24
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series EE, Rev., 5.00%, 6/15/2036	5,000	5,356
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2018
Series 2018EE, Rev., 5.00%, 6/15/2035	35	37
Series 2018FF, Rev., 5.00%, 6/15/2040	50	53
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019 Subseries 2019EE-2, Rev., 5.00%, 6/15/2040	35	38
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2038	14,705	14,794
Series 2020AA, Rev., 5.00%, 6/15/2040	25	27
Subseries 202DD-3, Rev., 5.00%, 6/15/2041	140	151
Subseries 202DD-3, Rev., 4.00%, 6/15/2042	1,880	1,875
New York Convention Center Development Corp., Hotel Unit Fee Secured Rev., 5.00%, 11/15/2025	2,000	2,110
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured
Series B, Rev., Zero Coupon, 11/15/2025	805	723
Series B, Rev., Zero Coupon, 11/15/2026	1,250	1,077
Series B, Rev., Zero Coupon, 11/15/2027	1,500	1,239
Series 2016B, Rev., Zero Coupon, 11/15/2028	1,960	1,549
Series B, Rev., Zero Coupon, 11/15/2030	3,400	2,449
Series B, Rev., Zero Coupon, 11/15/2031	1,835	1,258
Series B, Rev., Zero Coupon, 11/15/2032	2,000	1,303
Series 2016B, Rev., AGM-CR, Zero Coupon, 11/15/2052	10,625	2,340
New York Liberty Development Corp. Series 1WTC-2021, Rev., 2.25%, 2/15/2041	4,500	3,165
New York Liberty Development Corp., Secured by Port Authority
Rev., AGM-CR, 3.00%, 2/15/2042	3,345	2,622
Rev., 2.75%, 2/15/2044	2,000	1,455
New York State Dormitory Authority Series 2018-C, Rev., 5.00%, 3/15/2036	8,020	8,659
New York State Dormitory Authority, Barnard College Series 2020A, Rev., 4.00%, 7/1/2045	725	649
New York State Dormitory Authority, Cornell University Series 2019A, Rev., 5.00%, 7/1/2025	65	69
New York State Dormitory Authority, Municipal Health Facilities Improvement Program Series 2018 1, Rev., 5.00%, 1/15/2031	3,445	3,787
New York State Dormitory Authority, New York University
Series 2016A, Rev., 5.00%, 7/1/2024	50	52
Series 2017A, Rev., 4.00%, 7/1/2035	25	25
Series 2017A, Rev., 4.00%, 7/1/2036	75	76
Series 2019A, Rev., 5.00%, 7/1/2036	45	50
Series 2017A, Rev., 4.00%, 7/1/2037	45	45
Series 2016A, Rev., 5.00%, 7/1/2039	140	148
Series 2019A, Rev., 5.00%, 7/1/2039	25	27

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2016A, Rev., 4.00%, 7/1/2043	3,500	3,441
Series 2019A, Rev., 4.00%, 7/1/2045	13,000	12,698
New York State Dormitory Authority, School Districts Financing Program
Series 2019A, Rev., 5.00%, 4/1/2028	80	87
Series 2018A, Rev., 5.00%, 10/1/2030	25	27
Series 2018A, Rev., 5.00%, 10/1/2031	75	81
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2012A, Rev., 5.00%, 12/15/2022	5,000	5,005
Series 2013A, Rev., 5.00%, 2/15/2023 (b)	3,000	3,016
Series 2016D, Rev., 5.00%, 2/15/2023 (b)	25	25
Series 2014A, Rev., 5.00%, 2/15/2024 (b)	20,015	20,590
Series 2012A, Rev., 5.00%, 2/15/2028	10,000	10,244
Series 2014A, Rev., 5.00%, 2/15/2029	4,985	5,104
Series 2015E, Rev., 5.00%, 3/15/2030	30	32
Series 2021A, Rev., 5.00%, 3/15/2030	7,570	8,685
Series 2014C, Rev., 5.00%, 3/15/2033	20,000	20,475
Series 2019A, Rev., 5.00%, 3/15/2033	95	106
Series 2015B, Rev., 5.00%, 2/15/2039	50	52
Series 2017B, Rev., 5.00%, 2/15/2041	80	84
Series 2017B, Rev., 5.00%, 2/15/2042	30	31
Series 2019A, Rev., 5.00%, 3/15/2042	25	27
Series 2019A, Rev., 5.00%, 3/15/2043	95	102
New York State Dormitory Authority, State Sales Tax
Series 2014A, Rev., 5.00%, 3/15/2028	25	26
Series 2015B, Rev., 5.00%, 3/15/2029	45	48
Series 2018C, Rev., 5.00%, 3/15/2029	40	44
Series 2014A, Rev., 5.00%, 3/15/2032	8,000	8,200
Series 2016A, Rev., 5.00%, 3/15/2032	35	38
Series 2016A, Rev., 5.00%, 3/15/2033	70	75
Series 2015B, Rev., 5.00%, 3/15/2038	80	84
Series 2018E, Rev., 5.00%, 3/15/2038	2,000	2,146
Series B, Rev., 5.00%, 3/15/2039	2,505	2,612
Series 2018A, Rev., 5.00%, 3/15/2041	135	143
Series 2018E, Rev., 5.00%, 3/15/2041	225	239
Series 2018A, Rev., 5.00%, 3/15/2044	30	32
New York State Dormitory Authority, State University Dormitory Facilities
Series 2018A, Rev., 5.00%, 7/1/2029	1,000	1,117
Series 2017A, Rev., 5.00%, 7/1/2030	750	819
Series 2018A, Rev., 5.00%, 7/1/2030	2,190	2,438
Series 2018A, Rev., 5.00%, 7/1/2031	4,430	4,914
Series 2018A, Rev., 5.00%, 7/1/2032	3,130	3,463
Series 2017A, Rev., 5.00%, 7/1/2037	230	245
New York State Dormitory Authority, State University of New York Dormitory Facilities
Series 2017A, Rev., 5.00%, 7/1/2027 (b)	5	5
Series 2017A, Rev., 5.00%, 7/1/2042	20	21
New York State Dormitory Authority, The Rockefeller University Series 2020-A, Rev., 5.00%, 7/1/2053	2,500	2,659

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2013A, Rev., 4.00%, 6/15/2028	10,000	10,062
Series 2017E, Rev., 4.00%, 6/15/2037	40	41
Series 2019B, Rev., 5.00%, 6/15/2039	150	163
Series 2018B, Rev., 5.00%, 6/15/2043	50	53
New York State Environmental Facilities Corp., State Revolving Fund Series 2021A, Rev., 4.00%, 6/15/2038	7,515	7,645
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2027	1,250	1,355
Series 2019B, Rev., 4.00%, 1/1/2039	5,000	4,903
Series 2022-A, Rev., 5.00%, 3/15/2041	12,000	13,134
Series 2019B, Rev., 4.00%, 1/1/2045	3,900	3,670
New York State Urban Development Corp. Series 2019-A, Rev., 5.00%, 3/15/2039	13,555	14,703
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2013A-1, Rev., 4.00%, 3/15/2023	25	25
Series 2016A, Rev., 5.00%, 3/15/2024	10	10
Series 2013C, Rev., 5.00%, 3/15/2032	30	30
Series 2015A, Rev., 5.00%, 3/15/2033	60	63
Series 2019A, Rev., 5.00%, 3/15/2035	25	27
Series 2019A, Rev., 5.00%, 3/15/2037	35	38
Series 2019A, Rev., 5.00%, 3/15/2038	45	48
Series 2019A, Rev., 5.00%, 3/15/2041	70	75
New York State Urban Development Corp., State Sales Tax Series 2021-A, Rev., 4.00%, 3/15/2046	2,000	1,918
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2025	5,000	5,045
Rev., AMT, 5.00%, 1/1/2029	1,400	1,425
Rev., AMT, 5.00%, 1/1/2034	9,885	9,961
Rev., AMT, 5.00%, 10/1/2040	5,350	5,331
Orange County Funding Corp., Mount Saint Mary College Project Series 2012B, Rev., 4.00%, 7/1/2023	160	160
Port Authority of New York and New Jersey, Consolidated
Series 179, Rev., 5.00%, 12/1/2025	50	51
Series 207, Rev., AMT, 5.00%, 9/15/2033	800	842
Series 209, Rev., 5.00%, 7/15/2035	125	136
Series 224, Rev., 4.00%, 7/15/2041	220	218
Series 214, Rev., AMT, 4.00%, 9/1/2043	3,000	2,797
Series 93, Rev., 6.13%, 6/1/2094	12,000	12,449
Port Washington Union Free School District GO, 3.00%, 8/1/2027	70	70
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series 2015A, Rev., 5.00%, 10/15/2024 (b)	25	26
Series 2015A, Rev., 5.00%, 10/15/2024 (b)	55	57
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2013B, Rev., 5.00%, 11/15/2023	90	92
Series 2016A, Rev., 5.00%, 11/15/2023	20	20
Series 2017C-1, Rev., 5.00%, 11/15/2025	150	160
Series 2012B, Rev., 5.00%, 11/15/2026	240	240
Series B, Rev., 5.00%, 11/15/2030	2,500	2,505
Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860	6,054

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series D, Rev., 4.00%, 11/15/2038	4,000	4,022
Utility Debt Securitization Authority
Series TE, Rev., 5.00%, 12/15/2029	1,500	1,536
Rev., 5.00%, 12/15/2037	5,250	5,519
Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,337
Utility Debt Securitization Authority, Federally Tax-Exempt Series TE, Rev., 5.00%, 12/15/2032	3,500	3,583
Westchester County Local Development Corp., Kendal on Hudson Project
Series 2022B, Rev., 5.00%, 1/1/2037	260	260
Series 2022B, Rev., 5.00%, 1/1/2041	250	245
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project
Series 2021D, Rev., 2.88%, 7/1/2026 (d)	3,765	3,628
Series 2021C, Rev., 3.20%, 7/1/2028 (d)	13,350	12,631
Series 2021-A, Rev., 5.00%, 7/1/2041 (d)	10,450	8,812
Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Rev., 5.00%, 7/1/2040	1,000	846
Total New York		450,712
North Carolina — 1.0%
City of Charlotte Series 2016A, GO, 5.00%, 7/1/2029	1,050	1,134
City of Charlotte, Airport Special Facilities, Charlotte Douglas International Airport
Rev., 5.00%, 7/1/2031	25	28
Series A, Rev., 5.00%, 7/1/2034	25	27
City of High Point, Combined Water and Sewer System Rev., 5.00%, 11/1/2028	25	27
City of Wilmington Series 2014A, Rev., 5.00%, 6/1/2028	400	414
County of Buncombe, Limited Obligation Series 2020A, Rev., 5.00%, 6/1/2033	25	28
County of Duplin Rev., 5.00%, 6/1/2032	25	29
County of Onslow, Public Facilities Company Ltd., Limited Obligation
Rev., 5.00%, 10/1/2026	25	27
Rev., 4.00%, 10/1/2032	240	246
North Carolina Capital Facilities Finance Agency, High Point University Rev., 4.00%, 5/1/2033	2,210	2,241
North Carolina Medical Care Commission, Retirement Facilities, Friends Homes, Inc.
Series 2020B-2, Rev., 2.30%, 9/1/2025	1,250	1,169
Series 2020B-1, Rev., 2.55%, 9/1/2026	1,575	1,449
North Carolina Medical Care Commission, Retirement Facilities, Pennybyrn at Maryfield Project Series 2020A, Rev., 5.00%, 10/1/2040	695	666
North Carolina Medical Care Commission, The Forest at Duke Project Rev., 4.00%, 9/1/2041	415	358
North Carolina Medical Care Commission, The Presbyterian Homes Obligated Group
Rev., 4.00%, 10/1/2035	650	588
Rev., 4.00%, 10/1/2040	600	516
Raleigh Durham Airport Authority
Series 2020B, Rev., 5.00%, 5/1/2026	30	32
Series 2020B, Rev., 5.00%, 5/1/2029	25	28
Series 2020B, Rev., 5.00%, 5/1/2031	75	87
Series 2020A, Rev., AMT, 5.00%, 5/1/2032	2,335	2,535
State of North Carolina Rev., 5.00%, 3/1/2033	15,345	17,116
University of North Carolina at Charlotte (The) Rev., 5.00%, 10/1/2029	45	49
University of North Carolina, School of the Arts
Rev., 5.00%, 2/1/2034	1,240	1,367
Rev., 5.00%, 2/1/2036	1,385	1,510

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
Rev., 4.00%, 2/1/2040	500	473
Rev., 4.00%, 2/1/2045	1,750	1,621
Total North Carolina		33,765
North Dakota — 0.0% ^
City of Fargo Series 2014E, GO, 5.00%, 5/1/2025	290	299
Ohio — 2.0%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group
Rev., 5.00%, 11/15/2028	130	139
Rev., 5.00%, 11/15/2029	275	294
Rev., 5.00%, 11/15/2030	350	377
Rev., 5.00%, 11/15/2031	300	322
Rev., 5.00%, 11/15/2032	350	374
American Municipal Power, Inc., Solar Electricity Prepayment Project
Series 2019A, Rev., 5.00%, 2/15/2024	225	231
Series 2019A, Rev., 5.00%, 2/15/2025	160	167
Series 2019A, Rev., 5.00%, 2/15/2026	200	212
Series 2019A, Rev., 5.00%, 2/15/2027	250	269
Series 2019A, Rev., 5.00%, 2/15/2028	125	137
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 4.00%, 6/1/2037	2,000	1,898
Series 2020A-2, Rev., 4.00%, 6/1/2039	2,000	1,865
City of Cincinnati, Water System Series B, Rev., 5.00%, 12/1/2023	30	31
City of Huber Heights, Limited Tax, Various Purpose GO, 5.00%, 12/1/2032	25	27
City of Middleburg Heights, Southwest General Health Center Project, Tax-Exempt
Series 2020A, Rev., 5.00%, 8/1/2033	325	350
Series 2020A, Rev., 5.00%, 8/1/2034	355	382
Series 2020A, Rev., 4.00%, 8/1/2041	905	838
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project
Rev., 5.00%, 7/1/2031	200	226
Rev., 5.00%, 7/1/2032	225	254
Rev., 5.00%, 7/1/2033	250	281
Rev., 5.00%, 7/1/2034	200	224
Rev., 5.00%, 7/1/2035	200	223
Rev., 5.00%, 7/1/2036	300	332
Rev., 4.00%, 7/1/2037	200	201
Rev., 4.00%, 7/1/2038	250	251
Rev., 4.00%, 7/1/2039	280	280
Rev., 4.00%, 7/1/2040	200	196
Rev., 4.00%, 7/1/2046	750	675
Columbus City School District, Ohio School Facilities Construction and Improvement, Unlimited Tax Series 2016-A, GO, 5.00%, 12/1/2031	3,000	3,210
County of Cuyahoga, Eliza Jennings Senior Care Network Series 2022-A, Rev., 5.00%, 5/15/2032	1,200	1,172
County of Franklin, Health Care Facilities, Ohio Living Communities
Series 2020B, Rev., 4.00%, 7/1/2028	225	222
Series 2020B, Rev., 4.00%, 7/1/2029	265	260
Series 2020B, Rev., 4.00%, 7/1/2030	875	846

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Series 2020B, Rev., 4.00%, 7/1/2031	925	882
Series 2020B, Rev., 4.00%, 7/1/2032	1,440	1,357
Series 2020B, Rev., 4.00%, 7/1/2033	385	358
Series 2020B, Rev., 4.00%, 7/1/2034	475	438
Series 2020B, Rev., 4.00%, 7/1/2035	365	334
Series 2020B, Rev., 5.00%, 7/1/2040	5,290	5,300
County of Hamilton, Sales Tax Series 2016A, Rev., 5.00%, 12/1/2025	50	53
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University
Rev., 4.00%, 5/1/2026	225	213
Rev., 5.00%, 5/1/2030	500	474
County of Montgomery, Dayton Children's Hospital Rev., 4.00%, 8/1/2046	950	884
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group
Series 2019A, Rev., 5.00%, 7/1/2027	740	790
Series 2013A, Rev., 5.00%, 7/1/2028	1,200	1,217
Series 2013A, Rev., 5.75%, 7/1/2028	750	764
Series 2019A, Rev., 5.00%, 7/1/2031	250	272
Series 2019A, Rev., 4.00%, 7/1/2033	920	927
Series 2013A, Rev., 5.75%, 7/1/2033	1,400	1,425
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2014A, Rev., 2.40%, 10/1/2029 (c)	1,820	1,607
Ohio Higher Educational Facility Commission, Capital University 2022 Project
Rev., 5.00%, 9/1/2027	325	333
Rev., 5.00%, 9/1/2028	340	348
Rev., 5.00%, 9/1/2029	360	369
Rev., 5.00%, 9/1/2031	395	405
Rev., 5.00%, 9/1/2032	420	430
Rev., 5.75%, 9/1/2037	1,400	1,461
Ohio Higher Educational Facility Commission, Cleveland Institute of Music 2
Rev., 5.00%, 12/1/2027	500	515
Rev., 5.00%, 12/1/2032	395	416
Ohio Higher Educational Facility Commission, Tiffin University 2019 Project
Rev., 3.00%, 11/1/2024	100	96
Rev., 3.00%, 11/1/2025	605	573
Rev., 3.00%, 11/1/2026	585	544
Rev., 3.00%, 11/1/2027	645	589
Rev., 3.00%, 11/1/2028	655	587
Rev., 5.00%, 11/1/2034	1,520	1,481
Ohio Higher Educational Facility Commission, University of Dayton 2018 Project Series B, Rev., 5.00%, 12/1/2029	1,105	1,190
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project
Rev., 5.00%, 3/1/2029	720	742
Rev., 5.00%, 3/1/2034	3,000	3,028
Ohio Higher Educational Facility Commission, Xavier University 2020 Project
Rev., 5.00%, 5/1/2035	440	477
Rev., 5.00%, 5/1/2036	460	497
Rev., 4.00%, 5/1/2037	695	673
Ohio State University (The), General Receipts Series 2010D, Rev., 5.00%, 12/1/2028	20	22
Ohio Turnpike and Infrastructure Commission, Junior Lien, Infrastructure Project Series 2018A, Rev., 5.00%, 2/15/2030	50	55
Ohio Water Development Authority, Fresh Water Series 2016A, Rev., 5.00%, 12/1/2030	55	59

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2017A, Rev., 5.00%, 12/1/2029	25	27
Series 2019B, Rev., 5.00%, 12/1/2035	55	62
Port of Greater Cincinnati Development Authority, FC Cincinnati Public Improvements Project Rev., 3.75%, 12/1/2031 (d)	245	210
Shaker Heights City School District, School Facilities Improvement, Unlimited Tax Series 2018A, GO, 5.00%, 12/15/2026	1,000	1,087
State of Ohio, Capital Facilities Lease Appropriation Administrative Building Fund Projects Series 2017A, Rev., 5.00%, 4/1/2027 (b)	760	832
State of Ohio, Capital Facilities Lease Appropriation Park and Recreation Improvement Fund Projects Series 2017A, Rev., 5.00%, 12/1/2032	35	38
State of Ohio, Capital Facilities Lease Appropriation Transportation Building Fund Projects Series 2018A, Rev., 5.00%, 4/1/2029	1,760	1,951
State of Ohio, Cleveland Clinic Health System Obligated Group Series 2017A, Rev., 5.00%, 1/1/2032	170	186
State of Ohio, Higher Education Series 2018-A, GO, 5.00%, 2/1/2024	25	26
State of Ohio, Major New Infrastructure Project
Series 1, Rev., 5.00%, 12/15/2028	7,500	8,054
Series 1, Rev., 5.00%, 12/15/2029	7,000	7,513
State of Ohio, University Hospitals Health System, Inc. Series 2021E, Rev., 4.00%, 1/15/2037	1,700	1,621
Total Ohio		70,558
Oklahoma — 0.3%
Grand River Dam Authority Series 2016A, Rev., 5.00%, 6/1/2031	60	64
McClain County Economic Development Authority, Educational Facilities, Blanchard Public Schools Project Rev., 4.00%, 9/1/2028	675	702
Oklahoma Capitol Improvement Authority Series 2014C, Rev., 5.00%, 7/1/2024	25	26
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2025	510	538
Rev., 5.00%, 10/1/2026	500	535
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.00%, 8/15/2033	6,030	5,762
Oklahoma Turnpike Authority, Second Senior
Series 2017C, Rev., 5.00%, 1/1/2036	25	27
Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,104
Oklahoma Water Resources Board, Master Trust, Drinking Water Program Rev., 4.00%, 4/1/2032	30	31
University of Oklahoma (The) Series 2014C, Rev., 5.00%, 7/1/2031	50	50
Total Oklahoma		9,839
Oregon — 0.9%
City of Medford, Limited Tax GO, 5.00%, 7/15/2023 (b)	25	25
City of Portland, 4th and Montgomery and Streetcar Projects Series A, GO, 5.00%, 2/1/2035	650	721
City of Portland, Sewer System, Second Lien Series 2019A, Rev., 5.00%, 3/1/2031	85	96
City of Portland, Water System, Second Lien Series 2020A, Rev., 5.00%, 5/1/2031	45	51
City of Tualatin GO, 5.00%, 6/15/2028	15	17
Hillsboro School District No. 1J Series 2017, GO, 5.00%, 6/15/2027	1,470	1,612
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series 2019A, GO, Zero Coupon, 6/15/2035	600	366
Oregon State Facilities Authority, Samaritan Health Services Project, Tax-Exempt
Series 2020A, Rev., 5.00%, 10/1/2024	200	206
Series 2020A, Rev., 5.00%, 10/1/2025	200	208
Series 2020A, Rev., 5.00%, 10/1/2026	125	132
Series 2020A, Rev., 5.00%, 10/1/2027	150	159
Series 2020A, Rev., 5.00%, 10/1/2028	175	187

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oregon — continued
Series 2020A, Rev., 5.00%, 10/1/2029	300	322
Series 2020A, Rev., 5.00%, 10/1/2030	300	324
Series 2020A, Rev., 5.00%, 10/1/2035	140	147
Series 2020A, Rev., 5.00%, 10/1/2040	1,165	1,186
Oregon State Lottery
Series 2014C, Rev., 5.00%, 4/1/2024	25	26
Series 2015C, Rev., 5.00%, 4/1/2026	200	211
Series 2014A, Rev., 5.00%, 4/1/2027	100	103
Series A, Rev., 5.00%, 4/1/2031	1,950	2,117
Series A, Rev., 5.00%, 4/1/2032	1,750	1,891
Series A, Rev., 5.00%, 4/1/2033	3,500	3,765
Series A, Rev., 5.00%, 4/1/2035	2,470	2,645
Port of Portland Rev., AMT, 4.00%, 7/1/2039	2,500	2,365
Salem Hospital Facility Authority, Capital Manor Project Rev., 4.00%, 5/15/2040	375	309
State of Oregon, Article XI-G State Projects
Series L, GO, 5.00%, 8/1/2035	1,930	2,090
Series L, GO, 5.00%, 8/1/2036	1,975	2,134
State of Oregon, Article XI-Q State Projects Series 2016F, GO, 5.00%, 5/1/2032	2,885	3,092
State of Oregon, Department of Transportation Highway User Subordinate Lien, Tax-Exempt Series 2019A, Rev., 5.00%, 11/15/2038	40	44
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc. Series 2022, Rev., 5.00%, 7/1/2047	1,000	1,004
Washington and Multnomah Counties School District No. 48J Beaverton Series 2014B, GO, 5.00%, 6/15/2024 (b)	105	109
Yamhill County Hospital Authority, Friendsview, Tax Exempt
Series 2021B-3, Rev., 1.75%, 11/15/2026	280	258
Series 2021B-1, Rev., 2.50%, 11/15/2028	1,650	1,458
Series 2021A, Rev., 5.00%, 11/15/2036	610	543
Series 2021A, Rev., 5.00%, 11/15/2046	770	627
Series 2021A, Rev., 5.00%, 11/15/2051	550	437
Yamhill County School District No. 40 McMinnville
GO, 4.00%, 6/15/2029	5	5
GO, 4.00%, 6/15/2035	75	77
Total Oregon		31,069
Pennsylvania — 4.2%
Abington School District, Limited Tax Series 2017A, GO, 4.00%, 10/1/2037	40	40
Allegheny County Higher Education Building Authority, Chatham University
Rev., 5.00%, 9/1/2026	130	134
Rev., 5.00%, 9/1/2027	250	258
Series 2016A, Rev., 5.00%, 9/1/2028	655	676
Rev., 5.00%, 9/1/2029	740	762
Rev., 5.00%, 9/1/2030	770	791
Rev., 5.00%, 9/1/2031	360	368
Rev., 5.00%, 9/1/2032	380	384
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group
Series 2018A, Rev., 5.00%, 4/1/2028	7,000	7,521
Series 2018A, Rev., 5.00%, 4/1/2029	8,785	9,410
Series 2018A, Rev., 5.00%, 4/1/2030	5,000	5,353
Series 2018A, Rev., 5.00%, 4/1/2031	3,800	4,064

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Allegheny County Sanitary Authority, Sewer Rev., AGM, 4.00%, 12/1/2035	5	5
Allentown City School District, Limited Tax
Series B, GO, 5.00%, 2/1/2029	3,110	3,443
Series B, GO, 5.00%, 2/1/2030	4,300	4,785
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2025	500	467
Series 2021C, Rev., 5.00%, 11/1/2027	1,150	1,022
Rev., 5.00%, 11/1/2028	1,535	1,335
Rev., 5.00%, 11/1/2029	350	298
Rev., 5.00%, 11/1/2030	600	498
Berks County Municipal Authority (The), Tower Health Project
Series 2020B-1, Rev., 5.00%, 2/1/2025 (c)	8,000	7,519
Series 2020B-2, Rev., 5.00%, 2/1/2027 (c)	2,985	2,678
Series 2020A, Rev., 5.00%, 2/1/2028	1,050	928
Series 2020A, Rev., 5.00%, 2/1/2029	740	640
Series 2020A, Rev., 5.00%, 2/1/2030	800	679
Series 2020B-3, Rev., 5.00%, 2/1/2030 (c)	2,015	1,682
Series 2020A, Rev., 5.00%, 2/1/2031	700	578
Series 2020A, Rev., 5.00%, 2/1/2032	750	607
Bucks County Industrial Development Authority, Grand View Hospital Project
Rev., 5.00%, 7/1/2025	370	379
Rev., 5.00%, 7/1/2026	450	463
Rev., 5.00%, 7/1/2027	475	491
Rev., 5.00%, 7/1/2028	500	518
Rev., 5.00%, 7/1/2029	500	519
Rev., 5.00%, 7/1/2030	675	701
Rev., 5.00%, 7/1/2031	1,150	1,197
Rev., 5.00%, 7/1/2032	500	514
Rev., 5.00%, 7/1/2033	1,170	1,193
Rev., 5.00%, 7/1/2034	1,300	1,317
Rev., 5.00%, 7/1/2035	1,055	1,059
Cambria County General Financing Authority, Mount Aloysius Project Series 2021TT4, Rev., 4.00%, 11/1/2036	535	492
Chester County Industrial Development Authority, Longwood Gardens Project
Rev., 5.00%, 12/1/2034	400	447
Rev., 5.00%, 12/1/2035	175	194
Rev., 5.00%, 12/1/2036	305	338
Rev., 5.00%, 12/1/2037	450	496
Rev., 5.00%, 12/1/2038	950	1,039
City of Erie, Higher Education Building Authority, Gannon University Project - AICUP Financing Program
Series 2021TT1, Rev., 4.00%, 5/1/2036	100	91
Series 2021TT1, Rev., 4.00%, 5/1/2041	100	86
City of Philadelphia, Airport System Series 2017B, Rev., AMT, 5.00%, 7/1/2032	250	262
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2024	1,275	1,313
Rev., 5.00%, 6/1/2025	1,875	1,964
Rev., 5.00%, 6/1/2026	1,120	1,192
Rev., 5.00%, 6/1/2027	1,500	1,621

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Rev., 5.00%, 6/1/2028	2,620	2,873
Rev., 5.00%, 6/1/2029	1,120	1,226
Commonwealth of Pennsylvania
Series 1, GO, 5.00%, 6/15/2024 (b)	50	52
Series 2018A, COP, 5.00%, 7/1/2028	400	439
Series 2018A, COP, 5.00%, 7/1/2029	300	329
Series 2018A, COP, 5.00%, 7/1/2030	375	411
Series 2018A, COP, 5.00%, 7/1/2031	425	467
Series 2018A, COP, 5.00%, 7/1/2034	450	489
County of Allegheny Series C-77, GO, 5.00%, 11/1/2043	50	54
County of Berks GO, 5.00%, 11/15/2023	20	20
County of Cambria
Series 2020B, GO, AGM, 4.00%, 8/1/2032	500	517
Series 2020B, GO, AGM, 4.00%, 8/1/2033	500	516
Series 2020B, GO, AGM, 4.00%, 8/1/2034	700	720
County of Chester GO, 4.00%, 7/15/2036	20	21
Delaware County Authority, Haverford College
Series 2017A, Rev., 5.00%, 10/1/2026	30	32
Series 2017A, Rev., 5.00%, 10/1/2030	40	43
Series 2017A, Rev., 5.00%, 10/1/2042	45	47
Delaware Valley Regional Finance Authority, Local Government Series D, Rev., 4.00%, 3/1/2029	2,000	2,058
DuBois Hospital Authority, Penn Highlands Healthcare
Rev., 5.00%, 7/15/2029	1,700	1,800
Rev., 5.00%, 7/15/2030	2,000	2,112
Rev., 5.00%, 7/15/2031	1,450	1,527
Rev., 5.00%, 7/15/2032	1,525	1,603
Rev., 5.00%, 7/15/2034	1,675	1,748
Rev., 4.00%, 7/15/2043	5,670	5,080
Easton Area School District Series 2020B, GO, 5.00%, 2/1/2031	50	55
Erie City Water Authority
Series B, Rev., AGM, 5.00%, 12/1/2032	1,235	1,385
Series B, Rev., AGM, 5.00%, 12/1/2033	800	894
Series 2018D, Rev., 4.00%, 12/1/2036	35	35
Kiski Valley Water Pollution Control Authority Series 2020A, Rev., AGM, 4.00%, 9/1/2035	305	313
Lancaster County Hospital Authority, Health Center, Masonic Villages Project Series 2015, Rev., 5.00%, 11/1/2028	1,215	1,248
Lehigh County Industrial Development Authority, Seven Generation Charter School
Series 2021A, Rev., 4.00%, 5/1/2031	340	310
Series 2021A, Rev., 4.00%, 5/1/2041	890	692
Montgomery County Higher Education and Health Authority, Arcadia University
Rev., 5.00%, 4/1/2027	815	850
Rev., 5.00%, 4/1/2028	600	630
Rev., 5.00%, 4/1/2029	815	861
Rev., 5.00%, 4/1/2030	760	806
Rev., 5.00%, 4/1/2031	705	745
Rev., 5.00%, 4/1/2032	945	996
Rev., 5.00%, 4/1/2033	920	966
Rev., 5.00%, 4/1/2034	520	542

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Rev., 4.00%, 4/1/2036	515	483
Rev., 4.00%, 4/1/2037	545	505
Rev., 4.00%, 4/1/2038	695	638
Rev., 4.00%, 4/1/2039	305	278
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Series 2018A, Rev., 5.00%, 9/1/2030	3,125	3,386
Series 2018A, Rev., 4.00%, 9/1/2038	2,950	2,843
Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 4.00%, 11/15/2043	300	250
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Rev., 4.00%, 12/1/2024	155	157
Rev., 4.00%, 12/1/2025	150	152
Rev., 4.00%, 12/1/2026	150	152
Rev., 4.00%, 12/1/2027	200	203
Rev., 4.00%, 12/1/2028	205	208
Rev., 4.00%, 12/1/2029	250	253
Rev., 4.00%, 12/1/2030	300	304
Rev., 4.00%, 12/1/2031	300	303
Rev., 4.00%, 12/1/2032	435	439
Rev., 4.00%, 12/1/2033	400	401
Rev., 4.00%, 12/1/2034	165	164
Rev., 4.00%, 12/1/2035	175	173
Rev., 4.00%, 12/1/2036	175	172
Rev., 4.00%, 12/1/2037	100	98
Rev., 4.00%, 12/1/2038	100	97
Nazareth Area School District
Series D, GO, 5.00%, 11/15/2025 (b)	1,800	1,918
Series E, GO, 5.00%, 11/15/2025 (b)	810	863
North Allegheny School District GO, 4.00%, 5/1/2038	40	40
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Project Rev., 4.00%, 7/1/2033	1,750	1,616
Pennsylvania Higher Educational Facilities Authority, Trustees of the University Series 2015A, Rev., 5.00%, 10/1/2023	30	31
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System
Rev., 5.00%, 8/15/2031	50	56
Rev., 5.00%, 8/15/2040	100	103
Pennsylvania Turnpike Commission
Series B, Rev., 4.00%, 12/1/2038	1,500	1,493
Series B, Rev., 4.00%, 12/1/2039	2,250	2,222
Series 2021B, Rev., 4.00%, 12/1/2042	1,500	1,468
Philadelphia Authority for Industrial Development, Electrical and Charter School Project Series 2021A, Rev., 4.00%, 6/1/2031	340	318
Philadelphia Authority for Industrial Development, Holy Family University
Series 2023, Rev., 5.00%, 9/1/2030 (e)	835	895
Series 2023, Rev., 5.50%, 9/1/2037 (e)	2,135	2,301
Philadelphia Authority for Industrial Development, MAST Community Charter School II Project Series 2020A, Rev., 5.00%, 8/1/2030	260	268
Philadelphia Authority for Industrial Development, Philadelphia Electrical and Technology Charter School Project
Series 2021A, Rev., 4.00%, 6/1/2041	375	298
Series 2021A, Rev., 4.00%, 6/1/2051	400	291

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Pittsburgh Water and Sewer Authority Series B, Rev., AGM, 5.00%, 9/1/2033	1,300	1,513
School District of the City of Erie (The)
Series 2019C, GO, AGM, 5.00%, 4/1/2027	1,275	1,374
Series 2019C, GO, AGM, 5.00%, 4/1/2028	925	1,012
Series 2019C, GO, AGM, 5.00%, 4/1/2029	1,000	1,109
Series 2019C, GO, AGM, 5.00%, 4/1/2030	500	560
School District of the City of Erie (The), Limited Tax
Series 2019A, GO, AGM, 5.00%, 4/1/2027	525	566
Series 2019A, GO, AGM, 5.00%, 4/1/2028	550	602
Series 2019A, GO, AGM, 5.00%, 4/1/2029	310	344
Series 2019A, GO, AGM, 5.00%, 4/1/2030	425	476
Series 2019A, GO, AGM, 5.00%, 4/1/2031	525	588
Series 2019A, GO, AGM, 4.00%, 4/1/2033	1,150	1,192
Series 2019A, GO, AGM, 5.00%, 4/1/2034	825	907
Spring-Ford Area School District GO, 5.00%, 6/1/2023	50	51
St. Mary Hospital Authority, Trinity Health Credit Group Series 2019PA, Rev., 5.00%, 12/1/2031	25	27
Swarthmore Borough Authority, Swarthmore College Series 2016B, Rev., 4.00%, 9/15/2041	50	50
Township of Hampton GO, 4.00%, 1/1/2039	45	45
Township of Lower Paxton GO, 4.00%, 4/1/2033	35	37
Township of Spring GO, 5.00%, 11/15/2028	25	28
Upper Merion Area School District GO, 5.00%, 1/15/2026 (b)	1,325	1,419
West Chester Area School District GO, 4.00%, 5/15/2039	40	40
Wilkes-Barre Area School District
GO, 5.00%, 4/15/2023	110	111
GO, 3.50%, 4/15/2038	370	347
GO, 3.50%, 4/15/2039	235	222
GO, 3.75%, 4/15/2044	1,500	1,362
Total Pennsylvania		150,145
Puerto Rico — 0.3%
Puerto Rico Public Finance Corp. Series E, Rev., AGC-ICC, AGM-CR, 6.00%, 8/1/2026 (b)	10,000	11,039
Rhode Island — 0.0% ^
Rhode Island Infrastructure Bank, Municipal Road and Bridge Series 2018A, Rev., 5.00%, 10/1/2024	25	26
Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Series 2019A, Rev., 4.00%, 10/1/2044	480	462
Total Rhode Island		488
South Carolina — 0.2%
Berkeley County School District Rev., 5.00%, 12/1/2023	1,505	1,542
Charleston County Airport District Rev., 5.00%, 7/1/2026	100	107
City of Columbia
Rev., 5.00%, 2/1/2035 (e)	125	145
Rev., 5.00%, 2/1/2036 (e)	100	115
Rev., 5.00%, 2/1/2038 (e)	160	182
City of Spartanburg, Water System Series B, Rev., 5.00%, 6/1/2031	480	524
Lexington County Health Services District, Inc., LexMed Obligated Group
Rev., 5.00%, 11/1/2025	140	147
Rev., 5.00%, 11/1/2029	575	615
Rev., 4.00%, 11/1/2030	750	768

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
South Carolina — continued
Rev., 4.00%, 11/1/2031	500	510
Rev., 4.00%, 11/1/2032	535	542
Rev., 4.00%, 11/1/2033	200	202
South Carolina Jobs-Economic Development Authority, Kiawah Life Plan Village, Inc., Project Rev., 8.75%, 7/1/2025 (d)	625	645
South Carolina State Fiscal Accountability Authority, Department of Mental Health Project Rev., 5.00%, 10/1/2037	300	320
Total South Carolina		6,364
South Dakota — 0.0% ^
Brookings School District No. 005-1 GO, 4.00%, 7/1/2026	25	26
Tennessee — 7.7%
Chattanooga Health Educational and Housing Facility Board, Commonspirit Health
Series 2019A-1, Rev., 5.00%, 8/1/2031	1,000	1,064
Series 2019A-1, Rev., 5.00%, 8/1/2032	1,000	1,061
Series 2019A-1, Rev., 5.00%, 8/1/2034	750	789
Series 2019A-1, Rev., 5.00%, 8/1/2035	510	534
City of Johnson City Series 2019B, GO, 5.00%, 6/1/2028	45	50
City of Kingsport Series B, GO, 5.00%, 3/1/2025	110	116
City of Knoxville, Electric System Series 2017-II, Rev., 5.00%, 7/1/2023	25	25
County of Knox GO, 5.00%, 6/1/2029	1,410	1,570
County of Shelby, Public Improvement Series 2019A, GO, 4.00%, 4/1/2034	9,470	9,894
County of Sullivan GO, 4.00%, 5/1/2045	40	40
Franklin Special School District, School Improvement, Limited Tax GO, 5.00%, 6/1/2028	100	112
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group
Series 2018A, Rev., 5.00%, 7/1/2032	8,860	8,905
Series 2018-A, Rev., 5.00%, 7/1/2034	4,840	4,857
Knox County Health Educational and Housing Facility Board, East Tennessee Children's Hospital
Rev., 5.00%, 11/15/2025	855	902
Rev., 5.00%, 11/15/2027	800	860
Rev., 4.00%, 11/15/2043	6,145	5,784
Memphis-Shelby County Airport Authority Series 2021A, Rev., AMT, 5.00%, 7/1/2030	545	589
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2021B, Rev., 4.00%, 10/1/2041	2,590	2,219
Metropolitan Government of Nashville and Davidson County
GO, 5.00%, 7/1/2024	15	16
Series C, GO, 5.00%, 7/1/2025 (b)	5,500	5,825
GO, 5.00%, 7/1/2029	27,295	30,427
GO, 5.00%, 1/1/2031	15	16
GO, 4.00%, 7/1/2031	17,400	18,035
GO, 5.00%, 7/1/2031	10,000	11,120
GO, 4.00%, 7/1/2036	24,290	24,804
GO, 4.00%, 7/1/2037	16,205	16,478
Metropolitan Nashville Airport Authority (The)
Series 2022-B, Rev., AMT, 5.50%, 7/1/2036 (e)	600	664
Series 2022-B, Rev., AMT, 5.50%, 7/1/2037 (e)	1,500	1,651
Series 2022-B, Rev., AMT, 5.50%, 7/1/2039 (e)	2,300	2,510
Series 2022-B, Rev., AMT, 5.50%, 7/1/2040 (e)	2,000	2,177
Series 2022-B, Rev., AMT, 5.50%, 7/1/2041 (e)	1,875	2,031

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Series 2022-B, Rev., AMT, 5.50%, 7/1/2042 (e)	2,000	2,164
Series 2022-B, Rev., AMT, 5.25%, 7/1/2047 (e)	9,470	9,906
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2033	825	919
Series 2019A, Rev., 5.00%, 7/1/2034	275	304
Series 2019A, Rev., 5.00%, 7/1/2035	545	598
Series 2019B, Rev., AMT, 5.00%, 7/1/2035	300	317
Series 2019A, Rev., 5.00%, 7/1/2039	1,800	1,928
Series 2019B, Rev., AMT, 5.00%, 7/1/2039	625	651
Series 2019A, Rev., 5.00%, 7/1/2044	2,440	2,553
Series 2019A, Rev., 5.00%, 7/1/2049	180	187
Series 2019B, Rev., AMT, 4.00%, 7/1/2054	1,550	1,341
Series 2019-B, Rev., AMT, 5.00%, 7/1/2054	5,000	5,055
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2049	2,420	2,157
Series 2019A, Rev., 5.75%, 10/1/2054	4,280	3,737
Series 2019A, Rev., 5.75%, 10/1/2059	1,240	1,062
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2031 (c)	18,045	18,600
Tennessee Energy Acquisition Corp., Gas Project
Series 2018, Rev., 4.00%, 11/1/2025 (c)	56,650	56,386
Series 2006B, Rev., 5.63%, 9/1/2026	5,000	5,279
Tennessee State School Bond Authority, Higher Educational Facilities Second Program
Series B, Rev., 5.00%, 11/1/2030	3,645	4,018
Series B, Rev., 5.00%, 11/1/2031	75	83
Total Tennessee		272,370
Texas — 3.9%
Alto Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2030	25	28
Arlington Higher Education Finance Corp.
Series 2021A, Rev., 5.00%, 8/15/2024	195	197
Series 2021A, Rev., 5.00%, 8/15/2025	205	207
Series 2021A, Rev., 5.00%, 8/15/2026	190	192
Series 2021A, Rev., 5.00%, 8/15/2027	105	106
Series 2021A, Rev., 5.00%, 8/15/2028	35	35
Series 2021A, Rev., 4.00%, 8/15/2029	40	37
Arlington Higher Education Finance Corp., Wayside Schools
Series 2021A, Rev., 4.00%, 8/15/2030	45	42
Series 2021A, Rev., 4.00%, 8/15/2031	45	41
Series 2021A, Rev., 4.00%, 8/15/2036	170	145
Series 2021A, Rev., 4.00%, 8/15/2041	305	245
Arlington Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2031	40	45
Baytown Municipal Development District, Baytown Convention Center Hotel, First Lien
Series 2021A, Rev., 2.50%, 10/1/2031	270	225
Series 2021A, Rev., 4.00%, 10/1/2050	875	699
Belton Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2032	25	26
Bexar County Hospital District, Limited Tax GO, 4.00%, 2/15/2036	25	25
Central Texas Regional Mobility Authority, Senior Lien
Series 2021B, Rev., 4.00%, 1/1/2040	1,000	972

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2021B, Rev., 4.00%, 1/1/2041	1,000	961
City of Austin, Airport System
Rev., AMT, 5.00%, 11/15/2033	500	510
Series 2019B, Rev., AMT, 5.00%, 11/15/2036	1,000	1,051
Series 2017B, Rev., AMT, 5.00%, 11/15/2046	5,000	5,027
City of Carrollton GO, 5.00%, 8/15/2024	10	10
City of College Station GO, 5.00%, 2/15/2024	25	26
City of Copperas Cove, Combination Tax GO, 5.00%, 8/15/2027	20	22
City of Dallas GO, 5.00%, 2/15/2029	2,505	2,620
City of Denton GO, 5.00%, 2/15/2025	25	26
City of El Paso GO, 4.00%, 8/15/2031	75	77
City of Fort Worth, General Purpose, Tarrant Denton Parker Johnson, General Purpose GO, 5.00%, 3/1/2028	30	33
City of Frisco Series 2011, GO, 5.00%, 2/15/2023	2,160	2,164
City of Grand Prairie, Combination Tax Series 2019A, GO, 5.00%, 2/15/2029	20	22
City of Houston, Airport System, Subordinate Lien
Series 2018C, Rev., AMT, 5.00%, 7/1/2027	175	186
Series 2018B, Rev., 5.00%, 7/1/2030	85	93
Series 2018A, Rev., AMT, 5.00%, 7/1/2031	250	265
Series 2021A, Rev., AMT, 5.00%, 7/1/2033	750	808
Series 2018D, Rev., 5.00%, 7/1/2038	65	69
City of Houston, Airport System, United Airlines, Inc., Terminal Improvements Projects Series 2021B-1, Rev., AMT, 4.00%, 7/15/2041	3,600	3,014
City of Houston, Combined Utility System, First Lien
Series 2014C, Rev., 5.00%, 5/15/2023	20	20
Series 2016B, Rev., 4.00%, 11/15/2031	25	26
Series 2016B, Rev., 5.00%, 11/15/2036	1,435	1,526
Series 2016B, Rev., 4.00%, 11/15/2037	40	40
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (b)	2,000	2,503
City of Houston, Public Improvement Series 2014A, GO, 5.00%, 3/1/2024 (b)	5,300	5,457
City of Irving, Hotel Occupancy, Occupancy Tax GO, 5.00%, 8/15/2028	40	44
City of Irving, Waterworks and Sewer System, New Lien Rev., 5.00%, 8/15/2029	20	22
City of Killeen GO, 4.00%, 8/1/2033	50	52
City of Laredo, Waterworks and Sewer System
Rev., 4.00%, 3/1/2035	30	31
Rev., 4.00%, 3/1/2040	100	100
City of McAllen GO, 5.00%, 2/15/2029	355	391
City of Midland, Certificates of Obligation GO, 5.00%, 3/1/2024	55	57
City of Pflugerville, Combination Tax, Certificates of Obligation GO, 5.00%, 8/1/2033	30	34
City of Pflugerville, Limited Tax GO, 5.00%, 8/1/2026	25	27
City of Plano GO, 5.00%, 9/1/2029	1,855	2,022
City of San Antonio, Electric and Gas Systems
Rev., 5.00%, 2/1/2026	6,000	6,410
Rev., 5.00%, 2/1/2028	310	343
Rev., 5.00%, 2/1/2029	100	108
Series 2020, Rev., 5.00%, 2/1/2036	30	33
City of San Antonio, General Improvement GO, 5.00%, 8/1/2027	20	22
City of Victoria, Utility System Rev., 5.00%, 12/1/2023 (b)	1,740	1,782

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Waco, Combination Tax, Certificates of Obligation GO, 5.00%, 2/1/2028	35	39
Cleveland Independent School District, Unlimited Tax School Building Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2031	80	88
Coastal Water Authority, City of Houston Projects Rev., 5.00%, 12/15/2025	5,115	5,124
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 2.50%, 10/1/2031	125	104
County of Denton, Permanent Improvement GO, 5.00%, 7/15/2027	50	54
County of Harris, Toll Road, Senior Lien
Series 2016A, Rev., 5.00%, 8/15/2028	4,500	4,838
Series 2016A, Rev., 5.00%, 8/15/2036	60	64
County of Hays, Unlimited Tax GO, 5.00%, 2/15/2031	45	50
County of Hidalgo Series 2018B, GO, 5.00%, 8/15/2028	25	28
Cypress-Fairbanks Independent School District, Unlimited Tax Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2031	25	28
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Series 2016A, Rev., 5.00%, 12/1/2025 (b)	9,905	10,565
Series 2020A, Rev., 5.00%, 12/1/2030	45	52
Rev., 5.00%, 12/1/2031	45	51
Dallas Fort Worth International Airport Series F, Rev., 5.00%, 11/1/2024	5,000	5,096
Fort Bend County Municipal Utility District No. 25, Unlimited Tax GO, 4.00%, 10/1/2024	25	26
Garland Independent School District, Unlimited Tax, School Building Series 2015 A, GO, PSF-GTD, 5.00%, 2/15/2026	10	11
Georgetown Independent School District, Unlimited Tax Series 2019-D, GO, 4.00%, 8/15/2033	30	31
Grand Parkway Transportation Corp., System Toll Series 2018A, Rev., 5.00%, 10/1/2034	45	49
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2014A, Rev., 5.00%, 12/1/2024	30	31
Series 2014A, Rev., 5.00%, 12/1/2028	185	192
Harris County Toll Road Authority (The) Series 2018A, Rev., 5.00%, 8/15/2023	35	36
Harris County-Houston Sports Authority, Taxable Senior Lien Series A, Rev., AGM, 5.00%, 11/15/2024	30	31
Haskell Consolidated Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2029	10	11
Houston Community College System, Combined Fee Rev., 4.00%, 4/15/2031	25	26
Houston Higher Education Finance Corp., Houston Baptist University Rev., 3.38%, 10/1/2037	250	209
Houston Independent School District, Maintenance Tax Notes GO, 5.00%, 7/15/2031	9,700	10,787
Killeen Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2035	25	27
La Porte Independent School District, Unlimited Tax GO, 4.00%, 2/15/2030	20	20
Lewisville Independent School District, Unlimited Tax
Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2024	10	10
Series 2016A, GO, PSF-GTD, 4.00%, 8/15/2026	505	521
Longview Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2025	80	84
Matagorda County Navigation District No.1, Pollution Control, Central Power and Light Co. Project Series 2001A, Rev., 2.60%, 11/1/2029	4,625	4,131
Metropolitan Transit Authority of Harris County, Sales and Use Tax, Contractual Obligations Rev., 5.00%, 11/1/2023	25	26
New Hope Cultural Education Facilities Finance Corp, Outlook at Windhaven Forefront Living Series 2022B-3, Rev., 4.25%, 10/1/2026	2,225	2,188
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Centre
Rev., 4.00%, 8/15/2027 (d)	515	502
Rev., 4.00%, 8/15/2028 (d)	540	522
Rev., 4.00%, 8/15/2029 (d)	450	431
Rev., 4.00%, 8/15/2030 (d)	465	441
Rev., 4.00%, 8/15/2036 (d)	2,000	1,761

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project
Rev., 4.00%, 1/1/2032	420	362
Rev., 4.00%, 1/1/2037	525	419
New Hope Cultural Education Facilities Finance Corp., Westminster Project Rev., 4.00%, 11/1/2055	600	443
North Texas Municipal Water District Water System Rev., 5.00%, 9/1/2035	20	21
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2027	15	16
North Texas Municipal Water District, Wastewater System Rev., 5.00%, 6/1/2027	15	16
North Texas Tollway Authority, First Tier
Series A, Rev., 5.00%, 1/1/2030	1,115	1,181
Series 2020-A, Rev., 4.00%, 1/2/2038	5,000	4,978
North Texas Tollway Authority, Second Tier
Series B, Rev., 5.00%, 1/1/2023	525	526
Series B, Rev., 5.00%, 1/1/2026	25	25
Series 2017B, Rev., 5.00%, 1/1/2027	950	1,011
Series B, Rev., 5.00%, 1/1/2030	1,100	1,160
Pearland Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2024	25	26
Permanent University Fund - Texas A&M University System Series 2009A, Rev., 5.25%, 7/1/2028	2,015	2,147
San Antonio Education Facilities Corp., Hallmark University Project
Series 2021A, Rev., 5.00%, 10/1/2031	260	246
Series 2021A, Rev., 5.00%, 10/1/2041	200	172
San Antonio Education Facilities Corp., University of the Incarnate Word Project Series 2021A, Rev., 4.00%, 4/1/2041	900	773
San Antonio Water System, Junior Lien Series C, Rev., 5.00%, 5/15/2031	1,125	1,214
San Jacinto Community College District, Limited Tax Series 2016A, GO, 5.00%, 2/15/2024	75	77
Southwest Houston Redevelopment Authority, Tax Increment
Rev., AGM, 4.00%, 9/1/2031	225	238
Rev., AGM, 4.00%, 9/1/2032	250	262
Rev., AGM, 4.00%, 9/1/2033	225	232
Rev., AGM, 4.00%, 9/1/2034	225	230
Rev., AGM, 4.00%, 9/1/2035	225	228
Rev., AGM, 4.00%, 9/1/2036	350	353
Rev., AGM, 4.00%, 9/1/2037	390	393
Tarrant County Cultural Education Facilities Finance Corp., Christus Health
Series 2018A, Rev., 5.00%, 7/1/2025	150	157
Series 2018A, Rev., 5.00%, 7/1/2028	40	44
Series 2018B, Rev., 5.00%, 7/1/2033	100	107
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Rev., 5.00%, 2/15/2026	50	53
Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children's Medical Center
Rev., 5.00%, 12/1/2027	50	55
Rev., 5.00%, 12/1/2029	25	28
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project
Series 2020B-2, Rev., 3.00%, 11/15/2026	790	755
Series 2020B-1, Rev., 4.00%, 11/15/2027	18,900	17,905
Series 2020A, Rev., 6.25%, 11/15/2031	500	488
Series 2020A, Rev., 6.63%, 11/15/2041	2,545	2,438
Tarrant Regional, Water Control and Improvement District, Water System Rev., 4.00%, 3/1/2031	25	26
Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Senior Lien Series D, Rev., 6.25%, 12/15/2026	2,890	3,020
Texas Water Development Board Series 2018-B, Rev., 5.00%, 4/15/2031	7,000	7,849

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Texas Water Development Board, State Revolving Fund Rev., 5.00%, 8/1/2038	45	50
Town of Addison GO, 4.00%, 2/15/2023	100	100
University of Houston Series 2017A, Rev., 5.00%, 2/15/2037	30	32
University of North Texas System Series 2015A, Rev., 5.00%, 4/15/2040	50	52
Waxahachie Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/15/2041	25	25
Weslaco Independent School District, Limited Maintenance Tax Notes GO, AGM, 5.00%, 2/15/2028	25	27
Total Texas		139,546
Utah — 0.5%
City of Salt Lake, International Airport
Series 2018A, Rev., AMT, 5.00%, 7/1/2031	120	127
Series 2018B, Rev., 5.00%, 7/1/2048	25	26
City of Salt Lake, Public Utilities Rev., 5.00%, 2/1/2032	10	11
County of Davis, Sales Tax Series 2019B, Rev., 5.00%, 4/1/2026	30	32
County of Utah, IHC Health Services, Inc.
Series 2018A, Rev., 5.00%, 5/15/2032	25	27
Series 2018A, Rev., 5.00%, 5/15/2034	70	76
Series 2018A, Rev., 5.00%, 5/15/2038	30	32
Davis School District, School District Bond Guaranty Program Series 2019A, GO, 5.00%, 6/1/2031	35	39
Local Building Authority of Alpine School District Rev., 5.00%, 3/15/2025	75	79
Mida Golf and Equestrian Center Public Infrastructure District, Limited Tax GO, 4.25%, 6/1/2041 (d)	1,105	871
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area #2
Rev., 4.00%, 8/1/2024 (d)	1,120	1,110
Rev., 4.00%, 8/1/2026 (d)	1,290	1,256
Rev., 4.00%, 8/1/2028 (d)	1,230	1,170
Rev., 4.00%, 8/1/2031 (d)	1,000	912
Military Installation Development Authority, Tax Allocation Series 2021A-2, Rev., 4.00%, 6/1/2036	1,150	966
Military Installation Development Authority, Tax Allocation and Hotel Tax
Series 2021A-1, Rev., 4.00%, 6/1/2036	650	546
Series 2021A-1, Rev., 4.00%, 6/1/2041	525	418
University of Utah (The)
Series 2015B, Rev., 5.00%, 8/1/2023	40	41
Series 2017A, Rev., 5.00%, 8/1/2032	40	44
Utah Charter School Finance Authority, Beehive Science and Technology Academy Project Series 2021A, Rev., 4.00%, 10/15/2031 (d)	1,250	1,144
Utah Infrastructure Agency Rev., 5.00%, 10/15/2027	160	164
Utah Infrastructure Agency, Clearfield City Project Rev., 4.00%, 10/15/2040	915	887
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Series 2018A, Rev., 5.00%, 10/15/2023	620	624
Series 2018A, Rev., 5.00%, 10/15/2025	1,450	1,472
Series 2018A, Rev., 5.00%, 10/15/2028	1,000	1,024
Rev., 5.00%, 10/15/2032	515	528
Series 2018A, Rev., 5.25%, 10/15/2033	965	991
Utah Infrastructure Agency, Telecommunications Franchise and Sales tax Rev., 4.00%, 10/15/2038	1,560	1,568
Utah Transit Authority, Subordinate Sales Tax Rev., 4.00%, 12/15/2031	40	41
Utah Water Finance Agency, Loan Financing Program
Series 2019A, Rev., 5.00%, 3/1/2028	50	56
Series 2017C, Rev., 5.00%, 3/1/2034	350	374

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Utah — continued
West Jordan Municipal Building Authority Rev., 5.00%, 10/1/2023	5	5
West Valley City Municipal Building Authority Rev., AGM, 5.00%, 2/1/2039	30	32
Total Utah		16,693
Vermont — 0.0% ^
City of Burlington, Public Improvement Series 2019-A, GO, 4.00%, 11/1/2034	125	130
University of Vermont and State Agricultural College
Rev., 5.00%, 10/1/2024	25	26
Series 2019-A, Rev., 5.00%, 10/1/2039	15	16
Vermont Educational and Health Buildings Financing Agency, University of Vermont Medical Center Series 2016A, Rev., 5.00%, 12/1/2025	30	31
Vermont Municipal Bond Bank Series 4, Rev., 5.00%, 12/1/2028	400	442
Total Vermont		645
Virginia — 1.6%
City of Newport News Rev., 5.00%, 7/15/2024	10	10
City of Portsmouth, Tax Exempt Series 2017A, GO, 5.00%, 7/15/2029	5,215	5,731
County of Fairfax, Sewer Series 2016A, Rev., 4.00%, 7/15/2038	50	51
Fairfax County Water Authority Subseries B, Rev., 5.25%, 4/1/2025	3,500	3,712
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2018A, Rev., 5.00%, 7/1/2027	45	49
Lynchburg Economic Development Authority, Centra Health Obligated Group Rev., 4.00%, 1/1/2037	1,590	1,527
Lynchburg Economic Development Authority, Central Health, Inc. Rev., 4.00%, 1/1/2038	550	528
Northern Virginia Transportation Authority, Special Tax
Rev., 5.00%, 6/1/2024	300	311
Rev., 5.00%, 6/1/2033	2,035	2,102
Rev., 5.00%, 6/1/2034	2,285	2,356
Powhatan County Economic Development Authority Rev., 5.00%, 10/15/2025	25	26
Virginia Beach Development Authority, Public Facility Series B, Rev., 5.00%, 7/15/2025	2,635	2,794
Virginia College Building Authority, Education Facilities, Regent University Project
Rev., 5.00%, 6/1/2029	350	362
Rev., 5.00%, 6/1/2030	220	228
Virginia College Building Authority, Educational Facilities, Washington and Lee University Project
Rev., NATL - RE, 5.25%, 1/1/2026	4,135	4,254
Rev., NATL - RE, 5.25%, 1/1/2031	30	33
Virginia Commonwealth Transportation Board, Capital Projects
Series 2017A, Rev., 5.00%, 5/15/2030	10,000	11,057
Series 2017A, Rev., 5.00%, 5/15/2032	35	39
Virginia Commonwealth Transportation Board, Federal Transportation
Series 2013A, Rev., GAN, 5.00%, 3/15/2023 (b)	30	30
Rev., GAN, 5.00%, 9/15/2025	45	48
Series 2017, Rev., GAN, 5.00%, 9/15/2025	20	21
Virginia Public School Authority, School Financing 1997 Resolution Series 2015A, Rev., 5.00%, 8/1/2028	30	32
Virginia Resources Authority, Infrastructure Moral Obligation, Pooled Financing Program Series 2019C, Rev., 5.00%, 11/1/2029	25	29
Virginia Small Business Financing Authority, Senior Lien
Rev., AMT, 4.00%, 1/1/2029	775	773
Rev., AMT, 4.00%, 7/1/2029	3,875	3,862
Rev., AMT, 4.00%, 1/1/2030	3,250	3,238

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
Rev., AMT, 4.00%, 1/1/2031	2,250	2,237
Rev., AMT, 4.00%, 1/1/2032	5,000	4,951
Virginia Small Business Financing Authority, The Obligated Group of National Senior Campuses, Inc.
Rev., 5.00%, 1/1/2028	1,200	1,274
Rev., 5.00%, 1/1/2029	1,400	1,498
Rev., 5.00%, 1/1/2030	1,650	1,781
Rev., 5.00%, 1/1/2031	1,500	1,618
Rev., 5.00%, 1/1/2032	1,500	1,613
Total Virginia		58,175
Washington — 4.2%
Benton County School District No. 17 Kennewick, Unlimited Tax GO, 5.00%, 12/1/2027	50	53
Central Puget Sound Regional Transit Authority, Sales and Motor Vehicle Excise Tax
Series 2016 S-1, Rev., 5.00%, 11/1/2027	25	27
Series 2016 S-1, Rev., 5.00%, 11/1/2028	40	43
Chelan County Public Utility District No. 1 Series 2020-A, Rev., 4.00%, 7/1/2038	1,670	1,692
Chelan County School District No. 228 Cascade, Unlimited Tax GO, 5.00%, 12/1/2027	90	97
City of Everett, Limited Tax GO, 5.00%, 12/1/2026	60	65
City of Seattle, Municipal Light and Power Improvement Series 2018A, Rev., 4.00%, 1/1/2048	2,000	1,932
City of Tacoma, Electric System Rev., 5.00%, 1/1/2028	35	38
City of Tacoma, Washington Sewer Rev., 5.00%, 12/1/2031	40	45
City of Wenatchee, Limited Tax GO, 4.00%, 12/1/2034	70	73
Clark County, Vancouver School District No. 37, Unlimited Tax GO, 5.00%, 12/1/2027	25	27
Clark Regional Wastewater District
Rev., 5.00%, 12/1/2032	125	141
Rev., 5.00%, 12/1/2033	105	118
Rev., 5.00%, 12/1/2034	180	201
Rev., 5.00%, 12/1/2035	160	178
Rev., 5.00%, 12/1/2037	310	343
County of King, Sewer Rev., 5.00%, 7/1/2031	30	33
County of Kitsap, Sewer Rev., 4.00%, 12/1/2032	25	26
County of Snohomish GO, 4.00%, 12/1/2039	1,470	1,488
County of Spokane, Limited Tax Series 2019A, GO, 5.00%, 12/1/2040	25	27
Energy Northwest, Columbia Generating Station
Rev., 5.00%, 7/1/2031	30	32
Series 2018C, Rev., 5.00%, 7/1/2031	35	39
Series 2017-A, Rev., 5.00%, 7/1/2034	5,025	5,441
Series 2018A, Rev., 5.00%, 7/1/2034	25	28
Rev., 5.00%, 7/1/2035	75	83
Rev., 5.00%, 7/1/2036	40	44
FYI Properties, State of Washington District Project
Rev., 5.00%, 6/1/2030	35	39
Rev., 5.00%, 6/1/2031	5,650	6,242
Rev., 5.00%, 6/1/2032	235	259
Rev., 5.00%, 6/1/2033	5,345	5,872
Rev., 5.00%, 6/1/2034	5,990	6,552
Rev., 5.00%, 6/1/2035	7,200	7,814
Rev., 5.00%, 6/1/2036	4,915	5,300

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
King County Fire Protection District No. 2, Unlimited Tax GO, 4.00%, 12/1/2025	125	130
King County School District No. 403 Renton, Unlimited Tax GO, 4.00%, 12/1/2036	35	36
King County School District No. 405 Bellevue, Unlimited Tax GO, 5.00%, 12/1/2023	25	26
King County School District No. 411 Issaquah, Unlimited Tax GO, 5.00%, 12/1/2027	30	33
King County School District No. 412 Shoreline GO, 5.00%, 12/1/2025	60	61
King County School District No. 415 Kent, Unlimited Tax GO, 4.00%, 12/1/2037	40	41
Kitsap County School District No. 401 Central Kitsap, Unlimited Tax GO, 4.00%, 12/1/2031	45	48
Pierce County School District No. 402 Franklin Pierce, Unlimited Tax GO, 5.00%, 12/1/2027	30	33
Port of Seattle, Intermediate Lien
Series B, Rev., 5.00%, 3/1/2032	4,000	4,126
Series 2015B, Rev., 5.00%, 3/1/2034	1,000	1,028
Port of Tacoma, Limited Tax Series 2016A, GO, 5.00%, 12/1/2030	15	16
Shoreline Fire Department, Limited Tax GO, 5.00%, 12/1/2027	25	28
Spokane County School District No. 81, Unlimited Tax GO, 5.00%, 12/1/2031	30	34
State of Washington, Motor Vehicle Fuel Tax Series R-2016C, GO, 5.00%, 7/1/2030	30	32
State of Washington, State Agency Real Property Series 2018B, COP, 5.00%, 7/1/2041	40	43
State of Washington, State and Local Agency Real and Personal Property
Series 2017A, COP, 5.00%, 7/1/2029	35	38
COP, 5.00%, 7/1/2034	1,050	1,144
Series 2019A, COP, 5.00%, 1/1/2035	45	49
Series 2015C, COP, 4.00%, 1/1/2038	50	50
State of Washington, Various Purpose
Series R-2015A, GO, 4.00%, 7/1/2026	4,465	4,561
Series 2016C, GO, 5.00%, 2/1/2028	30	32
Series 2017A, GO, 5.00%, 8/1/2030	50	54
Series C, GO, 5.00%, 2/1/2037	14,430	15,626
Series 2017D, GO, 5.00%, 2/1/2040	40	42
Series B, GO, 5.00%, 2/1/2040	20,965	21,684
Series 2018A, GO, 5.00%, 8/1/2040	10,000	10,671
Series 2023A, GO, 5.00%, 8/1/2040	13,330	14,968
Series 2020C, GO, 5.00%, 2/1/2041	75	82
Tacoma Metropolitan Park District, Unlimited Tax
GO, 5.00%, 12/1/2036	600	631
GO, 5.00%, 12/1/2037	1,750	1,839
Thurston and Pierce Counties Community Schools, Unlimited Tax
GO, 5.00%, 12/1/2027	30	33
GO, 4.00%, 12/1/2034	35	36
University of Washington
Series 2015C, Rev., 5.00%, 12/1/2023	25	26
Rev., 5.00%, 4/1/2029	1,860	2,030
Washington Health Care Facilities Authority, Commonspirit Health
Series 2019A-1, Rev., 5.00%, 8/1/2031	780	830
Series 2019A-2, Rev., 5.00%, 8/1/2031	1,000	1,065
Series 2019A-1, Rev., 5.00%, 8/1/2032	1,000	1,061
Series 2019A-2, Rev., 5.00%, 8/1/2032	1,000	1,061
Series 2019A-1, Rev., 5.00%, 8/1/2034	1,250	1,315
Series 2019A-2, Rev., 5.00%, 8/1/2034	1,000	1,052

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Series 2019A-1, Rev., 5.00%, 8/1/2035	750	785
Series 2019A-2, Rev., 5.00%, 8/1/2035	1,000	1,047
Washington Health Care Facilities Authority, Multi-care Health System
Series 2017B, Rev., 5.00%, 8/15/2031	30	32
Series 2017B, Rev., 5.00%, 8/15/2034	35	37
Washington Health Care Facilities Authority, Providence St. Joseph Health Series 2018B, Rev., 5.00%, 10/1/2025	50	53
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Rev., 5.00%, 12/1/2031 (d)	200	216
Rev., 5.00%, 9/1/2039	100	105
Washington Higher Education Facilities Authority, Seattle University Project
Rev., 3.50%, 5/1/2039	460	387
Rev., 3.63%, 5/1/2040	985	828
Rev., 4.00%, 5/1/2045	500	460
Washington State Housing Finance Commission, Rockwood Retirement Communities Project
Series 2020B-2, Rev., 3.00%, 7/1/2027 (d)	7,050	6,177
Series 2020B-1, Rev., 3.38%, 7/1/2028 (d)	7,200	6,225
Rev., 5.00%, 1/1/2032 (d)	1,920	1,702
Series 2020A, Rev., 5.00%, 1/1/2041 (d)	2,000	1,590
Washington State University Rev., 5.00%, 4/1/2030	40	42
Whitman County Reorganized School District No. 300, Colfax Unlimited Tax GO, 5.00%, 12/1/2032	40	44
Yakima and Benton Counties School District No. 116-200 Grandview, Unlimited Tax GO, 5.00%, 12/1/2032	25	27
Yakima County School District No. 208 West Valley GO, 4.00%, 12/1/2034	30	31
Total Washington		149,875
West Virginia — 0.0% ^
State of West Virginia
Series 2018A, GO, 5.00%, 6/1/2028	25	28
Series 2019A, GO, 5.00%, 12/1/2043	40	43
Total West Virginia		71
Wisconsin — 1.4%
City of Mequon, Water System Series 2017A, Rev., 4.00%, 5/1/2027	25	26
County of Milwaukee, Airport Series 2019A, Rev., 5.00%, 12/1/2026	175	189
DeForest Area School District GO, 4.00%, 4/1/2031	25	26
Milwaukee Area Technical College District, Promissory Notes Series 2018-19C, GO, 4.00%, 6/1/2023	40	40
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group
Series 2020A, Rev., 4.00%, 11/15/2037	300	267
Series 2020A, Rev., 5.00%, 11/15/2041	1,445	1,421
Public Finance Authority, Appalachian Regional Healthcare System Obligated Group
Series 2021A, Rev., 5.00%, 7/1/2035	300	315
Series 2021A, Rev., 5.00%, 7/1/2036	350	365
Series 2021A, Rev., 5.00%, 7/1/2037	300	311
Series 2021A, Rev., 5.00%, 7/1/2038	375	388
Series 2021A, Rev., 5.00%, 7/1/2039	350	360
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (d)	1,035	866
Public Finance Authority, Blue Ridge Healthcare Facilities
Series 2020A, Rev., 5.00%, 1/1/2029	665	717
Series 2020A, Rev., 5.00%, 1/1/2031	650	699

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Series 2020A, Rev., 5.00%, 1/1/2032	680	729
Series 2020A, Rev., 5.00%, 1/1/2033	500	532
Series 2020A, Rev., 5.00%, 1/1/2034	500	532
Series 2020A, Rev., 5.00%, 1/1/2035	500	528
Series 2020A, Rev., 5.00%, 1/1/2036	500	525
Series 2020A, Rev., 5.00%, 1/1/2037	600	625
Series 2020A, Rev., 5.00%, 1/1/2038	735	761
Series 2020A, Rev., 5.00%, 1/1/2039	700	723
Series 2020A, Rev., 5.00%, 1/1/2040	500	515
Series 2020A, Rev., 4.00%, 1/1/2045	750	709
Public Finance Authority, Carson Valley Medical Center
Series 2021A, Rev., 3.00%, 12/1/2026	250	238
Series 2021A, Rev., 4.00%, 12/1/2031	350	329
Series 2021A, Rev., 4.00%, 12/1/2041	750	627
Public Finance Authority, ENO River Academy Project
Series 2020A, Rev., 4.00%, 6/15/2030 (d)	235	219
Series 2020A, Rev., 5.00%, 6/15/2040 (d)	405	376
Public Finance Authority, Entrance Fee Principal Redemption, Searstone CCRC Project Series 2021B2, Rev., 2.25%, 6/1/2027 (d)	1,755	1,568
Public Finance Authority, Lenoir-Rhyne University
Series 2022, Rev., 5.00%, 4/1/2032	670	690
Series 2022, Rev., 5.00%, 4/1/2033	1,405	1,438
Public Finance Authority, Piedmont Community Charter School
Rev., 5.00%, 6/15/2024	205	208
Rev., 5.00%, 6/15/2026	225	231
Rev., 5.00%, 6/15/2034	215	221
Rev., 5.00%, 6/15/2039	390	394
Public Finance Authority, Renown Regional Medical Center Project Rev., 5.00%, 6/1/2032	1,650	1,768
Public Finance Authority, Roseman University of Health Sciences Project
Rev., 4.00%, 4/1/2032 (d)	360	326
Rev., 4.00%, 4/1/2042 (d)	1,400	1,102
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 3.25%, 1/1/2028	835	786
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2042 (d)	500	441
Public Finance Authority, Triad Educational Services, Inc.
Series 2021A, Rev., 4.00%, 6/15/2025	355	353
Series 2021A, Rev., 4.00%, 6/15/2027	385	380
Series 2021A, Rev., 4.00%, 6/15/2029	415	404
Series 2021A, Rev., 4.00%, 6/15/2031	450	432
Series 2021A, Rev., 4.00%, 6/15/2041	1,000	856
Public Finance Authority, Viticus Group Project
Series 2022A, Rev., 4.00%, 12/1/2031 (d)	540	486
Series 2022A, Rev., 4.00%, 12/1/2041 (d)	2,320	1,866
Public Finance Authority, Wakemed Hospital Series 2019A, Rev., 5.00%, 10/1/2044	12,500	12,709
State of Wisconsin
Series 2017-1, GO, 5.00%, 11/1/2023	30	31
Series 3, GO, 5.00%, 11/1/2030	4,190	4,585
State of Wisconsin, Annual Appropriation Federally Tax-Exempt Series 2017B, Rev., 5.00%, 5/1/2035	25	26

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Department of Transportation
Series 2015-1, Rev., 5.00%, 7/1/2023	35	36
Series 2017-1, Rev., 5.00%, 7/1/2023	35	36
Series 2017-2, Rev., 5.00%, 7/1/2030	30	33
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc. Rev., 5.00%, 7/1/2027	95	102
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group
Rev., 5.00%, 8/15/2025	35	37
Rev., 5.00%, 8/15/2027	25	25
Wisconsin Health and Educational Facilities Authority, Hope Christian Schools Rev., 3.00%, 12/1/2031	615	502
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health, Inc. Series 2020B-2, Rev., 5.00%, 2/15/2027 (c)	1,500	1,566
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries
Rev., 4.00%, 1/1/2026	175	170
Rev., 4.00%, 1/1/2027	180	173
Rev., 4.00%, 1/1/2028	375	355
Rev., 4.00%, 1/1/2029	385	359
Rev., 4.00%, 1/1/2030	405	373
Rev., 4.00%, 1/1/2037	1,125	938
Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Rev., 4.00%, 8/15/2041	825	710
Total Wisconsin		50,674
Wyoming — 0.6%
Casper Community College District Rev., 4.00%, 4/15/2035	440	455
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	23,570	20,682
Total Wyoming		21,137
Total Municipal Bonds (Cost $3,563,951)		3,456,381
	SHARES (000)
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.77% (f) (g) (Cost $67,887)	67,873	67,906
Total Investments — 99.3% (Cost $3,631,838)		3,524,287
Other Assets Less Liabilities — 0.7%		23,353
NET ASSETS — 100.0%		3,547,640

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
BHAC	Insured by Berkshire Hathaway Assurance Corp.
CCRC	Congregate Care Retirement Center
COP	Certificate of Participation
CR	Custodial Receipts
GAN	Grant Anticipation Notes
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
ICC	Insured Custody Certificates
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2022.

(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2022.
Futures contracts outstanding as of November 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(834)	03/22/2023	USD	(100,249)	(1,018)

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.39-V1	5.00	Quarterly	12/20/2027	4.79	USD 151,300	6,012	(10,363)	(4,351)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$3,456,381	$—	$3,456,381

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$67,906	$—	$—	$67,906
Total Investments in Securities	$67,906	$3,456,381	$—	$3,524,287
Depreciation in Other Financial Instruments
Futures Contracts	$(1,018)	$—	$—	$(1,018)
Swaps	—	(10,363)	—	(10,363)
Total Depreciation in Other Financial Instruments	$(1,018)	$(10,363)	$—	$(11,381)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.77% (a) (b)	$81,485	$1,457,571	$1,471,177	$18	$9	$67,906	67,873	$780	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.